NATIONS

FUND

MONEY

MARKET

FUNDS

SEMI ANNUAL REPORT FOR THE PERIOD ENDED SEPTEMBER 30, 1996




                                        [NATIONS FUND LOGO]


    NOT                                  MAY LOSE VALUE
    FDIC-
    INSURED                              NO BANK GUARANTEE


NATIONS FUND DISTRIBUTOR: STEPHENS INC. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, N.A., IS NOT A BANK AND SECURITIES OFFERED BY IT ARE NOT GUARANTEED BY ANY BANK OR INSURED BY THE FDIC. STEPHENS INC., MEMBER NYSE-SIPC.

NATIONS FUND INVESTMENT ADVISER: NATIONSBANC ADVISORS, INC.

NATIONS FUND INVESTMENT SUB-ADVISERS: TRADESTREET INVESTMENT ASSOCIATES, INC. AND GARTMORE GLOBAL PARTNERS.

NATIONS FUND

DEAR SHAREHOLDER:

Financial assets, particularly U.S. equity securities, have continued to produce solid returns through the first nine months of 1996. As we anticipated six months ago, the returns have been less spectacular than in 1995 and have been accompanied by greater volatility. After selling off sharply in the first part of the year, taxable bonds have traded in a broad range for the past six months. Meanwhile, municipal securities have enjoyed better total returns than their taxable counterparts. International equity securities have produced positive returns, although these equities have generally lagged their domestic counterparts.

Throughout the current year, investors have had no lack of issues to worry about -- the level of economic activity, Federal Reserve Board (the "Fed") policies, corporate profits, inflation and domestic politics. Despite the periodic worries, none of these issues have manifested themselves into overwhelming problems. The economy has neither accelerated at an unacceptable pace, nor fallen into recession. The Fed's policies have been steady. Corporate profits have not achieved 1995's strong gains, but have increased at a reasonable pace. Inflation remains tame, despite strong job growth and low unemployment. Moreover, the political season has done little to unsettle the markets. Despite the election year, Congress produced a timely and sensible budget for fiscal year 1997.

Outside the U.S. there is much less concern about economies overheating. In both Europe and Japan, the focus has been on stimulating economic growth and, to this end, governments have been following loose monetary policies. Provided earnings continue their strong recovery in these regions, the environment for foreign equity securities looks very encouraging. Pacific Rim economies have slowed this year from the exceptionally strong growth over the past few years. Although the region's slower growth in exports along with tighter monetary policies have had a negative impact on certain markets, they also have reduced the overheating inflationary problems which occurred across the region as a result of the exceptional growth.

Looking ahead, there are strong prospects for a return to higher growth in Asia next year as central banks begin to ease monetary policies and economic activity picks up outside Asia, particularly in Europe and Japan. Unlike in the U.S., bond yields have actually fallen in many overseas markets and equity valuations remain generally low in relation to bonds.

The final months of 1996 and the early part of 1997 are unlikely to bring closure to any of the issues described above. Investors will continue to be edgy about the prospects for the U.S. economy, inflation and profits. Moreover, we will continue to hear strong opinions expressed on the future course of the Fed, and the political landscape after the election. Despite all the worries and rhetoric, we think the pattern of the last several years will continue to hold true. Investor apprehension will, from time to time, lead to market volatility. However, moderate economic growth, stable inflation and modest profits should, in our view, produce a reasonable investment environment as we move into the new year.

Sincerely,
/S/ A. MAX WALKER
-------------------------------
A. Max Walker
President and Chairman
of the Board

September 30, 1996

THE NATIONS FUND ADVANTAGE

A family of mutual funds provides investors with a number of advantages, including the ability to shift investment assets among funds as their financial objectives change. The Nations Fund family of mutual funds includes a broad array of professionally managed domestic and international stock, bond and money market funds advised by NationsBanc Advisors, Inc. The family is designed to accommodate a wide variety of investment objectives across the risk/reward spectrum.
                                    [GRAPH]

For specific information on developing an investment portfolio that will more closely target your investment objectives, contact your investment representative or Nations Fund for fund brochures and prospectuses at (800) 982-2271.
---------------

* The Nations Fund family includes Nations Equity Index Fund, which seeks investment results that correspond, before fees and expenses, to the total return of the S&P 500 Index, and Nations Managed Index Fund, which seeks, over the long-term to provide a total return which (gross of fees and expenses) exceeds the total return of the S&P 500.

NATIONS FUND
NATIONS PRIME FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                            MATURITY         VALUE
   AMOUNT                               DATE          (NOTE 1)
     ------------------------------------------------------------
BANK OBLIGATIONS -- 12.8%
               BANKERS ACCEPTANCE -- 0.7%
$ 30,000,000   Sanwa Bank Ltd.,
                 Discount note....... 10/25/96     $   29,892,600
               CERTIFICATES OF DEPOSIT -- DOMESTIC -- 1.2%
  50,000,000   Bank of New York,
                 (Delaware),
                 5.775%+............. 10/25/96         50,000,000
               CERTIFICATES OF DEPOSIT -- EURO -- 0.7%
  27,000,000   Morgan Guaranty Trust
                 Company,
                 4.920%.............. 02/12/97         26,982,109
               CERTIFICATES OF DEPOSIT -- YANKEE -- 10.2%
               Bank of Tokyo Mitsubishi,
                 (New York):
  25,000,000   5.660%................ 02/12/97         25,000,000
  30,000,000   5.860%................ 03/10/97         30,000,000
  30,000,000   5.730%................ 03/27/97         30,000,000
 100,000,000   Bayerische Landesbank,
                 (New York),
                 5.7875%(+).......... 08/01/97        100,000,000
               Bayerische Vereinsbank
                 AG, (New York):
  50,000,000   5.320%................ 02/24/97         50,000,000
  30,000,000   5.300%................ 03/04/97         30,000,000
  60,000,000   Deutsche Bank, (New
                 York),
                 5.700%.............. 09/17/97         60,000,000
               Sanwa Bank Ltd. of New
                 York:
  20,000,000   5.590%................ 10/16/96         19,999,548
  30,000,000   5.700%................ 10/16/96         30,000,123
  50,000,000   5.650%................ 01/15/97         50,000,000
                                                      424,999,671
               TOTAL BANK OBLIGATIONS
                 (Cost $531,874,380)..........        531,874,380
                                                     ------------
CORPORATE OBLIGATIONS -- 57.2%
               COMMERCIAL PAPER -- 37.2%
               Aetna Services, Inc.:
  20,000,000   Discount note......... 04/10/97         19,384,555
  20,000,000   Discount note......... 04/11/97         19,379,200
  81,000,000   American Home Food
                 Products Inc.,
                 Discount note(a).... 10/03/96         80,975,700
  20,000,000   Ameritech Corporation,
                 Discount note(a).... 12/30/96         19,724,000
               Asset Securitization
                 Cooperative
                 Corporation:
  25,000,000   Discount note(a)...... 10/01/96         24,977,208
  30,000,000   Discount note......... 10/15/96         29,936,767
   7,500,000   Associates Corporation
                 of N.A.,
                 Discount note....... 10/01/96          7,500,000
               Bankers Trust Company:
  60,000,000   Discount note......... 02/18/97         58,733,000
  25,000,000   Discount note......... 03/05/97         24,388,611
  20,000,000   BTM Capital
                 Corporation,
                 Discount note(a).... 10/28/96         19,916,300
$ 10,300,000   Caterpillar Financial
                 Services
                 Corporation,
                 Discount note....... 10/01/96     $   10,300,000
               Countrywide Home
                 Loans, Inc.:
  20,300,000   Discount note......... 10/02/96         20,297,000
  12,200,000   Discount note......... 10/30/96         12,146,930
               Finova Capital
                 Corporation:
  15,000,000   Discount note......... 10/18/96         14,961,042
  45,500,000   Discount note......... 10/21/96         45,361,092
  50,000,000   Discount note......... 10/28/96         49,798,625
  30,000,000   Discount note......... 11/13/96         29,806,500
  25,000,000   Discount note......... 11/27/96         24,778,333
  24,000,000   First Data
                 Corporation,
                 Discount note....... 11/19/96         23,822,620
               General Motors
                 Acceptance
                 Corporation:
  25,000,000   Discount note......... 11/26/96         24,805,556
  12,000,000   Discount note......... 12/04/96         11,882,240
  30,000,000   Discount note......... 12/13/96         29,671,500
  25,000,000   Discount note......... 12/17/96         24,701,090
  30,000,000   Discount note......... 02/19/97         29,353,750
  24,300,000   Discount note......... 03/12/97         23,687,640
               International
                 Securitization
                 Corporation:
  30,000,000   Discount note(a)...... 10/22/96         29,903,750
  13,000,000   Discount note(a)...... 12/24/96         12,836,200
               Lehman Brothers
                 Holdings Inc.:
  50,000,000   Discount note......... 11/05/96         49,763,264
  26,000,000   Discount note......... 01/07/97         25,595,152
               Mitsubishi
                 International
                 Corporation:
  20,000,000   Discount note......... 10/09/96         19,975,511
  30,000,000   Discount note......... 10/10/96         29,958,750
               National Bank of
                 Canada:
  25,000,000   Discount note......... 11/21/96         24,825,042
  25,000,000   Discount note......... 11/22/96         24,824,139
  25,000,000   Discount note......... 11/29/96         24,793,090
  15,000,000   Discount note......... 03/07/97         14,630,396
  35,000,000   Discount note......... 06/02/97         33,626,483
               New Center Asset
                 Trust:
  25,000,000   Discount note......... 10/07/96         24,977,708
  30,000,000   Discount note......... 11/05/96         29,841,625
  25,000,000   Discount note......... 11/12/96         24,839,875
  35,000,000   Discount note......... 11/22/96         34,729,528
               ODC Capital
                 Corporation:
  23,500,000   Discount note(a)...... 10/07/96         23,479,046
  38,000,000   Discount note(a)...... 10/21/96         37,884,944
  28,283,000   Discount note(a)...... 10/28/96         28,168,454
  15,000,000   Orix America Inc.,
                 Sanwa Bank Ltd. LOC,
                 Discount note(a).... 11/15/96         14,898,938
  16,000,000   Renault Credit
                 International,
                 Discount note....... 12/20/96         15,801,956

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
NATIONS PRIME FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                            MATURITY         VALUE
   AMOUNT                               DATE          (NOTE 1)
     ------------------------------------------------------------
CORPORATE OBLIGATIONS -- (CONTINUED)
               COMMERCIAL PAPER -- (CONTINUED)
               Sumitomo Corporation
                 of America:
$ 24,500,000   Discount note......... 10/01/96     $   24,500,000
  20,000,000   Discount note......... 10/01/96         20,000,000
  25,000,000   Discount note......... 10/07/96         24,976,625
  20,000,000   Discount note......... 10/10/96         19,972,400
  15,000,000   Discount note......... 10/15/96         14,968,208
  25,000,000   Discount note......... 11/08/96         24,856,445
  25,000,000   Discount note......... 11/12/96         24,840,166
  10,000,000   Discount note......... 11/18/96          9,926,933
  17,752,000   Discount note......... 12/02/96         17,585,378
  25,000,000   Discount note......... 12/30/96         24,647,500
               Tri-Lateral Capital
                 (USA) Inc.:
  10,838,000   Discount note(a)...... 10/15/96         10,815,029
  23,800,000   Discount note(a)...... 10/21/96         23,726,220
  23,500,000   Discount note(a)...... 10/25/96         23,414,617
  22,450,000   Discount note(a)...... 11/18/96         22,287,462
  17,450,000   Discount note(a)...... 11/18/96         17,323,197
  10,140,000   Discount note(a)...... 12/13/96         10,024,854
  29,200,000   Discount note(a)...... 12/16/96         28,856,024
                                                    1,548,364,168
               CORPORATE NOTES -- 20.0%
               Abbey National
                 Treasury Services:
  30,000,000   5.080%................ 02/27/97         29,995,482
  25,000,000   5.045%................ 03/03/97         24,988,953
  25,000,000   5.110%................ 03/17/97         24,984,585
               Bankers Trust Company
                 of New York:
 100,000,000   5.380%(+)............. 10/01/96(+++)   100,000,000
     325,000   7.250%................ 11/01/96            325,325
               Bear Stearns &
                 Company, Inc.:
  50,000,000   5.3800%(+)............ 10/01/96(+++)    50,000,000
  25,000,000   5.4000%(+)............ 10/01/96(+++)    25,000,000
  35,000,000   5.4875%(+)............ 10/04/96(+++)    35,000,000
  50,000,000   5.0250%............... 02/10/97         50,000,000
  25,000,000   5.2500%............... 02/26/97         25,000,000
  15,000,000   5.1150%............... 02/28/97         15,000,000
               Beta Finance Inc.:
  75,000,000   5.560%(+)............. 10/01/96(+++)    75,000,000
  25,000,000   5.730%(+)............. 10/01/96(+++)    25,000,000
               Chrysler Financial
                 Corporation:
  16,890,000   8.125%................ 12/16/96         16,969,461
  14,750,000   7.630%................ 02/24/97         14,888,397
  10,000,000   6.390%................ 10/03/97         10,018,928
               CS First Boston:
  25,000,000   5.340%(+)............. 10/01/96(+++)    25,000,000
  25,000,000   5.360%(+)............. 10/01/96(+++)    25,000,000
  25,000,000   5.380%(+)............. 10/01/96(+++)    25,000,000
   5,000,000   Ford Motor Credit
                 Corporation,
                 8.000%.............. 10/01/96          5,000,000
               General Motors
                 Acceptance
                 Corporation:
  50,000,000   5.380%(+)............. 10/01/96(+++)    49,992,384
     165,000   8.000%................ 10/01/96            165,009
   1,000,000   5.250%................ 11/15/96            999,241
               Lehman Brothers
                 Holdings Inc.:
$ 50,000,000   5.5727%(+)............ 10/08/96(+++) $  50,000,000
  18,530,000   8.3750%............... 04/01/97         18,800,391
               Merrill Lynch &
                 Company Inc.:
  50,000,000   5.360%(+)............. 10/01/96(+++)    50,000,000
  25,000,000   5.370%(+)............. 10/01/96(+++)    25,000,000
  25,000,000   5.440%(+)............. 10/03/96         25,000,000
  10,000,000   5.120%................ 02/27/97          9,966,802
   2,835,000   Philip Morris
                 Companies Inc.,
                 8.750%.............. 12/01/96          2,849,420
                                                      834,944,378
               TOTAL CORPORATE
                 OBLIGATIONS
                 (Cost $2,383,308,546)........      2,383,308,546
                                                     ------------
GUARANTEED INVESTMENT CONTRACTS -- 10.8%
               Allstate Life
                 Insurance Company:
  25,000,000   5.629%**(+)........... 12/29/96(#)      25,000,000
  25,000,000   5.629%**(+)........... 12/29/96(#)      25,000,000
  25,000,000   Anchor National Life
                 Insurance Company,
                 5.718%**(+)......... 12/29/96(#)      25,000,000
               Commonwealth Life
                 Insurance Company,
                 Inc.:
  10,000,000   5.670%**(+)........... 03/29/97(#)      10,000,000
  62,000,000   5.670%**(+)........... 03/29/97(#)      62,000,000
  50,000,000   General American Life
                 Insurance Company,
                 5.610%**(+)......... 10/07/96(#)      50,000,000
               Life Insurance Company
                 of Georgia,
  60,000,000   5.700%**(+)........... 03/29/97(#)      60,000,000
               Life Insurance Company
                 of Virginia:
  50,000,000   5.420%**(+)........... 10/07/96(#)      50,000,000
  25,000,000   5.469%**(+)........... 10/07/96(#)      25,000,000
  25,000,000   5.469%**(+)........... 10/07/96(#)      25,000,000
  20,000,000   Peoples Security Life
                 Insurance Company,
                 5.670%**(+)......... 03/29/97(#)      20,000,000
  50,000,000   Sun Life Insurance
                 Company of America,
                 5.770%**(+)......... 03/29/97(#)      50,000,000
  25,000,000   Travelers Life
                 Insurance Company,
                 5.119%**(+)......... 10/01/96(+++)    25,000,000
                                                     ------------
               TOTAL GUARANTEED INVESTMENT
                 CONTRACTS
                 (Cost $452,000,000)..........        452,000,000
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
NATIONS PRIME FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                            MATURITY           VALUE
   AMOUNT                               DATE            (NOTE 1)
     ------------------------------------------------------------
MUNICIPAL BONDS -- 1.1%
$ 22,800,000   Indiana (State of),
                 Financing Authority,
                 Economic Development
                 Revenue, Qualitech
                 Steel, National City
                 Bank, Indiana LOC,
                 5.570%(+)........... 10/02/96(+++)  $   22,800,000
  24,500,000   Missouri (State of),
                 Economic Development
                 Revenue, Export and
                 Infrastructure
                 Board, (Biocraft
                 Laboratories Inc.
                 Project), PNC Bank
                 LOC,
                 5.450%(+)........... 10/02/96(+++)      24,500,000
               TOTAL MUNICIPAL BONDS
                 (Cost $47,300,000)...........           47,300,000
                                                       ------------
U.S. GOVERNMENT OBLIGATIONS -- 7.4%
               Federal Home Loan
                 Bank:
  50,000,000   5.360%(+)............. 10/01/96(+++)      50,000,000
  18,000,000   4.619%+(+)............ 10/29/96(+++)      18,000,000
               Student Loan Marketing
                 Association Floating
                 Rate Notes:
  50,000,000   5.480%(+)............. 10/01/96(+++)      50,000,000
  20,000,000   5.490%(+)............. 10/01/96(+++)      20,000,000
  11,600,000   5.510%(+)............. 10/01/96(+++)      11,560,876
  12,000,000   5.510%(+)............. 10/01/96(+++)      12,000,000
  21,000,000   5.530%(+)............. 10/01/96(+++)      20,981,173
  47,500,000   5.530%(+)............. 10/01/96(+++)      47,335,263
  70,000,000   5.620%(+)............. 10/01/96(+++)      70,000,000
  10,000,000   5.670%(+)............. 10/01/96(+++)      10,000,000
               TOTAL U.S. GOVERNMENT
                 OBLIGATIONS
                 (Cost $309,877,312)..........          309,877,312
                                                       ------------
U.S. TREASURY OBLIGATIONS -- 1.5%
               U.S. Treasury Notes:
  25,000,000   6.750%................ 02/28/97           25,166,387
  35,000,000   6.875%................ 02/28/97           35,239,818
               TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $60,406,205)...........           60,406,205
                                                       ------------
TIME DEPOSITS -- 1.9%
               TIME
                 DEPOSIT -- DOMESTIC -- 1.2%
  50,000,000   Societe Generale,
                 5.875%.............. 10/01/96           50,000,000
               TIME DEPOSIT -- EURO -- 0.7%
  30,000,000   First Union National
                 Bank,
                 5.750%.............. 10/01/96           30,000,000
               TOTAL TIME DEPOSITS
                 (Cost $80,000,000)...........           80,000,000
                                                       ------------
REPURCHASE AGREEMENTS -- 8.0%
               Agreement with Goldman Sachs &
                 Company, 5.820% dated
                 09/30/96
$ 80,000,000     to be repurchased at
                 $80,012,933 on 10/01/96,
                 collateralized by
                 $81,980,329 Qualified First
                 Tier Money Market
                 Instruments, 5.390% -- 5.700%
                 due 10/24/96 -- 10/31/96.....
                                                     $   80,000,000
               Agreement with Lehman Brothers
 180,000,000     Inc., 5.900% dated 09/30/96
                 to be repurchased at
                 $180,029,500 on 10/01/96,
                 collateralized by
                 $183,601,000 Qualified First
                 Tier Money Market
                 Instruments, 5.300% -- 5.600%
                 due 10/01/96 -- 02/28/97.....
                                                        180,000,000
  75,000,000   Agreement with Morgan Stanley
                 Group Inc., 5.800% dated
                 09/30/96 to be repurchased at
                 $75,012,083 on 10/01/96,
                 collateralized by $77,072,670
                 GNMA, 7.000% -- 10.000% due
                 06/15/16 -- 03/15/26.........           75,000,000
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $335,000,000)..........          335,000,000
                                                      ------------
   SHARES
-----------
MONEY MARKET FUNDS -- 0.2%
   6,086,000   AIM Liquid Asset Portfolio.....            6,086,000
   1,000,000   AIM Prime Fund.................            1,000,000
   1,005,000   Dreyfus Cash Management Plus
                 Fund.........................            1,005,000
      39,000   Fidelity Institutional Cash Portfolio...      39,000
               TOTAL MONEY
                 MARKET FUNDS
                 (Cost $8,130,000)............            8,130,000
                                                       ------------
TOTAL INVESTMENTS
  (Cost $4,207,896,443*)............. 100.9%          4,207,896,443
OTHER ASSETS AND
  LIABILITIES (NET).................. (0.9)            (39,311,158)
                                      ----
NET ASSETS........................... 100.0%         $4,168,585,285
                                      ----             ------------

---------------

    * Aggregate cost for Federal tax purposes.
   ** Restricted security (Note 5).
  (+) Floating/variable rate note. The interest rate shown reflects the rate in effect at September 30, 1996.
 (++) Variable rate security. The interest rate shown is tied to the Cost of
      Funds Index and resets on a delayed basis.
(+++) Reset date. Interest rates reset either daily, weekly, monthly, quarterly or semi-annually.
  (#) Security subject to a demand feature which allows the Fund to put the security back to the issuer from 7 to 180 calendar days.
  (a) Securities are not registered under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

ABBREVIATIONS:

LOC    Letter of Credit
GNMA   Government National Mortgage Association

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Government Money Market Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                             MATURITY        VALUE
   AMOUNT                                DATE         (NOTE 1)
    ------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 89.9%
               FEDERAL FARM CREDIT BANK -- 6.2%
$  6,305,000   Discount note.........  10/01/96       $  6,305,000
  10,000,000   Discount note.........  10/10/96          9,986,785
   2,000,000   Discount note.........  10/18/96          1,994,994
   6,000,000   Discount note.........  11/08/96          5,965,800
                                                      ------------
                                                        24,252,579
                                                      ------------
               FEDERAL FARM CREDIT BANK
                 FLOATING RATE NOTES -- 10.2%
  20,000,000   5.200%(+).............  10/01/96(+++)    19,994,166
  20,000,000   5.200%(+).............  10/01/96(+++)    19,992,055
                                                      ------------
                                                        39,986,221
                                                      ------------
               FEDERAL FARM CREDIT BANK NOTES -- 7.6%
   5,000,000   5.330%................  11/01/96          4,999,288
  15,000,000   5.600%................  06/03/97         14,985,904
  10,000,000   5.840%................  06/18/97          9,989,096
                                                      ------------
                                                        29,974,288
                                                      ------------
               FEDERAL HOME LOAN BANK -- 13.9%
  20,000,000   Discount note.........  10/01/96         20,000,000
   3,030,000   Discount note.........  10/04/96          3,028,649
   8,000,000   Discount note.........  10/08/96          7,991,802
   5,000,000   Discount note.........  10/21/96          4,985,639
   5,000,000   Discount note.........  10/22/96          4,984,337
   5,000,000   Discount note.........  10/28/96          4,980,462
   9,010,000   Discount note.........  02/14/97          8,831,982
                                                      ------------
                                                        54,802,871
                                                      ------------
               FEDERAL HOME LOAN BANK
                 FLOATING RATE NOTES -- 8.1%
  25,000,000   5.360%(+).............  10/01/96(+++)    25,000,000
   7,000,000   4.619%+(+)............  10/29/96(+++)     7,000,000
                                                      ------------
                                                        32,000,000
                                                      ------------
               FEDERAL HOME LOAN BANK NOTES -- 9.4%
   5,000,000   4.860%................  02/07/97          4,997,084
  25,000,000   5.265%................  03/13/97         25,000,000
   7,000,000   5.392%................  03/18/97          7,000,000
                                                      ------------
                                                        36,997,084
                                                      ------------
               STUDENT LOAN MARKETING ASSOCIATION
                 FLOATING RATE NOTES -- 32.0%
  20,000,000   5.480%(+).............  10/01/96(+++)    20,000,000
  25,000,000   5.490%(+).............  10/01/96(+++)    25,000,000
  14,800,000   5.510%(+).............  10/01/96(+++)    14,800,000
  25,000,000   5.520%(+).............  10/01/96(+++)    24,992,375
  20,000,000   5.620%(+).............  10/01/96(+++)    19,999,866
  21,000,000   5.660%(+).............  10/04/96         20,999,694
                                                      ------------
                                                       125,791,935
                                                      ------------
               STUDENT LOAN MARKETING
                 ASSOCIATION NOTE -- 2.5%
$ 10,000,000   5.870%................  06/30/97       $ 10,010,559
                                                      ------------
               TOTAL U.S. GOVERNMENT
                 AGENCY OBLIGATIONS
               (Cost $353,815,537).............        353,815,537
                                                       -----------
U.S. TREASURY OBLIGATIONS -- 8.9%
               U.S. TREASURY BILLS -- 3.8%
  10,000,000   Discount note.........  11/14/96          9,940,356
   5,000,000   Discount note.........  02/06/97          4,915,555
                                                      ------------
                                                        14,855,911
                                                      ------------
               U.S. TREASURY NOTES -- 5.1%
   5,000,000   8.000%................  01/15/97          5,039,735
   5,000,000   6.250%................  01/31/97          5,018,502
   5,000,000   6.750%................  02/28/97          5,032,018
   5,000,000   6.875%................  02/28/97          5,035,348
                                                      ------------
                                                        20,125,603
                                                      ------------
               TOTAL U.S. TREASURY
                   OBLIGATIONS
                   (Cost $34,981,514)..........         34,981,514
                                                       -----------

   SHARES
-----------
MONEY MARKET FUND -- 0.4% (Cost $1,681,500)
   1,681,500   Dreyfus Treasury Prime
                 Cash
                 Management Fund.....                  1,681,500
                                                     -----------
                      TOTAL INVESTMENTS
  (Cost $390,478,551*).................   99.2%      390,478,551
OTHER ASSETS AND
  LIABILITIES (NET)....................    0.8         3,080,609
                                           ----     ------------
NET ASSETS.............................   100.0%    $393,559,160
                                           ----      -----------

---------------

    * Aggregate cost for Federal tax purposes.

  (+) Variable rate security. The interest rate shown reflects the rate in effect at September 30, 1996.

 (++) Variable rate security. Interest rate shown is tied to the Cost of Funds
      Index and resets on a delayed basis.

(+++) Reset date. Interest rates reset either daily, weekly or monthly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
NATIONS TREASURY FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                              MATURITY       VALUE
   AMOUNT                                 DATE        (NOTE 1)
     ------------------------------------------------------------
              U.S. TREASURY OBLIGATIONS -- 20.1%
               U.S. TREASURY BILLS -- 13.0%
$ 45,000,000   Discount note(#).......  10/17/96   $   44,893,911
  40,000,000   Discount note(#).......  11/14/96       39,761,422
 160,000,000   Discount note(#).......  02/06/97      157,150,667
  20,000,000   Discount note(#).......  04/03/97       19,458,222
  25,000,000   Discount note(#).......  05/01/97       24,187,333
  30,000,000   Discount note(#).......  08/21/97       28,509,600
                                                      313,961,155
               U.S. TREASURY NOTES -- 6.3%
  10,000,000   8.000%(#)..............  01/15/97       10,079,469
  15,000,000   6.750%(#)..............  02/28/97       15,096,055
  15,000,000   6.875%(#)..............  02/28/97       15,106,039
  25,000,000   6.625%(#)..............  03/31/97       25,118,520
  65,000,000   6.500%(#)..............  04/30/97       65,274,628
  20,000,000   6.125%(#)..............  05/31/97       20,049,674
                                                      150,724,385
               U.S. TREASURY STRIP -- 0.8%
  20,000,000   Zero coupon............  11/15/96       19,872,788
               TOTAL U.S. TREASURY
                 OBLIGATIONS
                 (Cost $484,558,328)............      484,558,328
                                                     ------------
REPURCHASE AGREEMENTS -- 105.8%
               REPURCHASE AGREEMENTS -- FIXED RATE -- 97.5%
 625,000,000   Agreement with Bankers Trust N.Y.
                 Corporation, 5.750% dated
                 09/30/96 to be repurchased at
                 $625,099,826 on 10/01/96,
                 collateralized by: $156,712,078
                 U.S. Treasury Bills due
                 12/19/96 -- 06/26/97;
                 $31,440,580 U.S. Treasury Bond,
                 6.250% due 08/15/23;
                 $449,602,490 U.S. Treasury
                 Notes, 5.000% -- 7.875% due
                 10/31/96 -- 05/15/05...........     625,000,000
 130,000,000   Agreement with CIBC Wood Gundy
                 Securities Corporation, 5.700%
                 dated 09/30/96 to be
                 repurchased at $130,020,583 on
                 10/01/96 collateralized by
                 $132,602,832 U.S. Treasury
                 Notes, 5.000% -- 9.000% due
                 05/15/98 --
                 02/28/01.......................     130,000,000
 436,327,000   Agreement with CS First Boston
                 Corporation. Interest is
                 payable monthly. The agreement
                 is terminable by the Fund
                 daily. The final maturity date
                 of the agreement is 07/01/97
                 collateralized by: $102,727,989
                 GNMA, 6.500% -- 11.500% due
                 10/15/97 -- 09/15/36;
                 $62,199,167 U.S. Treasury
                 Strips, Principal Only, due
                 08/15/97 -- 08/15/22;
                 $280,834,991 U.S. Treasury
                 Strips, Interest Only, due
                 11/15/97 -- 11/15/22(##).......     436,327,000
$ 55,000,000   Agreement with Dean Witter,
                 Discover & Company, 5.650%
                 dated 09/30/96 to be
                 repurchased at $55,008,632 on
                 10/01/96 collateralized by:
                 $17,152,883 U.S. Treasury
                 Bonds, 6.000% -- 6.250% due
                 08/15/23 -- 02/15/26;
                 $23,182,146 U.S. Treasury
                 Notes, 5.375% -- 8.000% due
                 10/15/96 -- 11/30/97;
                 $2,367,320 U.S. Treasury
                 Strips, Principal Only, due
                 08/15/00 -- 08/15/25;
                 $13,398,338 U.S. Treasury
                 Strips, Interest Only, due
                 11/15/96 -- 11/15/23...........  $   55,000,000
 130,000,000   Agreement with Deutsche Bank
                 Financial Inc., 5.700% dated
                 09/30/96 to be repurchased at
                 $130,020,583 on 10/01/96
                 collateralized by: $116,143,189
                 U.S. Treasury Notes,
                 4.750% -- 8.000% due
                 02/15/97 -- 10/31/00;
                 $16,457,435 U.S. Treasury
                 Strip, Interest Only, due
                 11/15/98.......................     130,000,000
 130,000,000   Agreement with Dresdner Bank
                 Inc., 5.680% dated 09/30/96 to
                 be repurchased at $130,020,511
                 on 10/01/96 collateralized by
                 $132,600,428 U.S. Treasury
                 Notes, 5.375% -- 7.750% due
                 11/30/97 -- 12/31/99...........     130,000,000
 130,000,000   Agreement with Goldman, Sachs &
                 Company, 5.790% dated 09/30/96
                 to be repurchased at
                 $130,020,908 on 10/01/96
                 collateralized by $132,632,162
                 GNMA, 6.000% due 07/20/26......     130,000,000
 130,000,000   Agreement with HSBC Securities,
                 5.850% dated 09/30/96 to be
                 repurchased at $130,021,125 on
                 10/01/96 collateralized by
                 $132,601,086 GNMA, 5.500% --
                 8.000% due
                 11/15/07 -- 09/15/26...........     130,000,000
  30,000,000   Agreement with Lehman Brothers
                 Inc., 5.750% dated 09/30/96 to
                 be repurchased at $30,004,792
                 on 10/01/96 collateralized by
                 $30,600,361 GNMA, 6.000% --
                 9.500% due 07/15/07 --
                 01/15/26.......................      30,000,000
 130,000,000   Agreement with Merrill Lynch
                 Securities, 5.750% dated
                 09/30/96 to be repurchased at
                 $130,020,764 on 10/01/96
                 collateralized by $132,602,491
                 GNMA, 5.500% -- 9.500% due
                 08/15/07 -- 07/20/26...........     130,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
NATIONS TREASURY FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
   AMOUNT                                            (NOTE 1)
    ------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
               REPURCHASE AGREEMENTS -- FIXED
                 RATE -- (CONTINUED)
$130,000,000   Agreement with Morgan (J.P.)
                 Securities Inc., 5.700% dated
                 09/30/96 to be repurchased at
                 $130,020,583 on 10/01/96
                 collateralized by: $14,131 U.S.
                 Treasury Bond, 10.625% due
                 08/15/15; $35,868,079 U.S.
                 Treasury Notes,
                 6.125% -- 7.250% due
                 02/15/98 -- 09/30/00;
                 $96,719,684 U.S. Treasury
                 Strips, Interest Only, due
                 02/15/97 -- 02/15/26...........  $  130,000,000
 130,000,000   Agreement with Morgan Stanley
                 Group Inc., 5.800% dated
                 09/30/96 to be repurchased at
                 130,020,944 on 10/01/96
                 collateralized by $142,189,347
                 GNMA, 6.750% -- 11.000% due
                 01/01/00 --
                 03/15/26.......................     130,000,000
  30,000,000   Agreement with Smith Barney,
                 5.750% dated 09/30/96 to be
                 repurchased at $30,004,792 on
                 10/01/96 collateralized by
                 $30,603,299 GNMA, 5.000% --
                 8.000% due 07/20/25 --
                 11/20/25.......................      30,000,000
 130,000,000   Agreement with UBS Securities,
                 Inc., 5.730% dated 09/30/96 to
                 be repurchased at $130,020,692
                 on 10/01/96 collateralized by
                 $132,603,249 GNMA,
                 7.000% -- 11.000% due
                 02/15/10 -- 09/15/26...........     130,000,000
                                                   -------------
                                                   2,346,327,000
                                                   -------------
               REPURCHASE AGREEMENTS -- TERM -- 8.3%
 100,000,000   Agreement with Lehman Brothers
                 Inc.**, 5.270%, with a final
                 maturity date of 10/01/96.
                 Interest receivable as of
                 September 30, 1996 was $43,917,
                 collateralized by $102,001,244
                 U.S. Treasury Bills due
                 03/06/97 -- 06/26/97...........     100,000,000
 100,000,000   Agreement with Smith Barney**,
                 5.360% with a final maturity
                 date of 10/03/96. Interest
                 receivable as of September 30,
                 1996 was $44,667,
                 collateralized by: $88,716,650
                 GNMA, 6.500% -- 11.000% due
                 11/15/10 -- 9/20/26; $7,356,531
                 U.S. Treasury Note, 6.500% due
                 08/31/01; $5,926,998 U.S.
                 Treasury Strip, Interest Only,
                 due 08/15/05...................     100,000,000
                                                   -------------
                                                     200,000,000
                                                   -------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $2,546,327,000)..........   2,546,327,000
                                                   -------------

                                                      VALUE
   SHARES                                            (NOTE 1)
    ------------------------------------------------------------
                      MONEY MARKET FUNDS -- 4.8%
  45,603,000   AIM Treasury Fund................  $   45,603,000
  23,438,000   Dreyfus Treasury Cash
                 Management Fund................      23,438,000
  45,530,000   Fidelity Institutional Cash
                 Portfolio......................      45,530,000
               TOTAL MONEY
                 MARKET FUNDS
               (Cost $114,571,000)..............     114,571,000
                                                    ------------
TOTAL INVESTMENTS
  (Cost $3,145,456,328*)..............   130.7%   3,145,456,328
OTHER ASSETS AND
  LIABILITIES (NET)...................   (30.7)    (738,388,516)
                                        ------   --------------
NET ASSETS............................   100.0%  $2,407,067,812
                                        ------     ------------

---------------

   * Aggregate cost for Federal tax purposes.

  ** Illiquid security (Note 5).

 (#) Denotes security subject to repurchase under reverse repurchase agreement as of September 30, 1996 (Note 1).

(##) Securities segregated as collateral for reverse repurchase agreement.

ABBREVIATION:

GNMA Government National Mortgage Association

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
NATIONS TAX EXEMPT FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 101.9%
              ALABAMA -- 3.5%
              Alabama (State of), Housing
                Finance Authority, Multi-family
                Housing, AmSouth Bank N.A.,
                Birmingham LOC:
$ 6,400,000   (Ski Lodge III), Series A,
                3.900% 03/01/15(+).............   $    6,400,000
  6,000,000   (Turtle Lake Project), Series F,
                4.000% 09/01/23(+).............        6,000,000
  1,690,000   Birmingham, Alabama, Industrial
                Development Board, (Avondale --
                Phase III), AmSouth Bank N.A.,
                Birmingham LOC,
                4.250% 06/01/00(+).............        1,690,000
 25,200,000   Birmingham, Alabama, Medical
                Clinic Board Revenue,
                (University of Alabama Health
                Services), Morgan Guaranty
                Trust Company,
                New York LOC,
                4.100% 12/01/26(++)............       25,200,000
  3,740,000   Gadsden, Alabama, Industrial
                Development Board, Industrial
                Development Revenue, (Keystone
                Foods Corporation Project),
                AMT, Bank of Scotland LOC,
                4.000% 05/01/04(+).............        3,740,000
  4,000,000   Mobile, Alabama, Industrial
                Development Board, (IB Chemical
                Company Project), Industrial
                Bank of Japan Ltd. LOC,
                4.050% 12/01/97(+).............        4,000,000
  2,000,000   Opelika, Alabama, Industrial
                Development Board, (Flowers
                Baking Company Project), Trust
                Company Bank LOC,
                3.900% 12/01/99(+).............        2,000,000
                                                  --------------
                                                      49,030,000
                                                  --------------
              ALASKA -- 0.4%
  5,000,000   Valdez, Alaska, Marine Term
                Revenue, (Arco Transportation
                Project), Series B, Atlantic
                Richfield Guaranteed,
                3.950% 05/01/31(+).............        5,000,000
                                                  --------------
              ARIZONA -- 5.9%
              Apache (County of), Arizona,
                Industrial Development
                Authority, PCR, (Tuscon
                Electric Power):
  5,500,000   Series 83A, Barclays Bank Plc
                LOC,
                3.850% 12/15/18(+).............        5,500,000
 29,300,000   Series A, Chemical Bank LOC,
                3.850% 06/15/20(+).............       29,300,000
  8,000,000   Goodyear, Arizona, Industrial
                Development Authority, (Walle
                Corporation Project), AMT, PNC
                Bank LOC,
                4.000% 05/01/15(+).............        8,000,000
$ 4,200,000   Maricopa (County of), Arizona,
                Industrial Development
                Authority, Multi-family Housing
                Revenue, (Privado Park
                Apartments Project), Series A,
                AMT, Bank One, Phoenix LOC,
                4.000% 06/01/34(+).............   $    4,200,000
              Maricopa (County of), Arizona,
                Unified School District:
 10,000,000   No. 210 Phoenix, Tax Anticipation
                Notes, Series A,
                4.400% 07/31/97................       10,031,998
  5,000,000   No. 213 Tempe, Tax Anticipation
                Notes, Series A,
                4.400% 07/31/97................        5,015,999
  3,000,000   Mesa, Arizona, Development
                Corporation Revenue, Special
                Tax, Series B, Westdeutsche
                Landesbank LOC,
                3.650% 10/10/96................        3,000,000
              Pima (County of), Arizona,
                Industrial Development
                Authority, (Tuscon Electric),
                Series A:
  9,000,000   Bank of America LOC,
                3.800% 07/01/22(+).............        9,000,000
  7,700,000   Societe Generale LOC,
                3.900% 06/15/22(+).............        7,700,000
                                                  --------------
                                                      81,747,997
                                                  --------------
              ARKANSAS -- 0.9%
  9,100,000   Little Rock, Arkansas, Health
                Facilities Board, Hospital
                Revenue, (Southwest Hospital
                Project), FGIC Insured, Bank of
                Nova Scotia SBPA,
                3.675% 10/01/18(+).............        9,100,000
  3,250,000   Lowell, Arkansas, Industrial
                Development Revenue, (Little
                Rock Newspapers Inc. Project),
                AMT, Bank of New York LOC,
                4.050% 06/01/31(+).............        3,250,000
                                                  --------------
                                                      12,350,000
                                                  --------------
              CALIFORNIA -- 1.1%
    500,000   Los Angeles, California, Regional
                Airports, (Los Angeles
                International Airport),
                Wachovia Bank, Georgia LOC,
                3.900% 12/01/24(++)............          500,000
  5,000,000   San Diego, California, Tax
                Anticipation Notes, Series A,
                4.500% 07/02/97................        5,027,100
 10,500,000   Student Education Loan Marketing
                Corporation, Student Loan
                Revenue, Series A, Dresdner
                Bank LOC,
                3.900% 11/01/02(+).............       10,500,000
                                                  --------------
                                                      16,027,100
                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
NATIONS TAX EXEMPT FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              COLORADO -- 3.7%
              Colorado (State of), Housing
                Finance Authority, Multi-family
                Housing Revenue:
$ 2,900,000   (Central Park Convention Center),
                Chemical Bank LOC,
                3.400% 05/01/97(+).............   $    2,900,000
 13,000,000   (Grants Plaza), Series A, Bankers
                Trust Company LOC,
                3.925% 11/01/09(+).............       13,000,000
  2,000,000   Colorado (State of), Post
                Secondary Educational
                Authority, Economic Development
                Revenue, Bank One LOC,
                3.950% 06/01/11(+).............        2,000,000
              Denver (City & County of),
                Colorado, Airport Revenue, AMT:
  3,500,000   Series F, Bank of Montreal LOC,
                3.950% 11/15/25(+).............        3,500,000
  5,000,000   Series G, Credit Local
                de France LOC,
                3.950% 11/15/25(+).............        5,000,000
  2,205,000   El Paso (County of), Colorado,
                Multi-family Housing Revenue,
                (Briarglen Apartments Project),
                General Electric Capital
                Corporation Guaranty,
                3.900% 12/01/24(+).............        2,205,000
 21,000,000   Moffat (County of), Colorado,
                PCR, CFC Guarantee,
                3.950% 07/01/20(+).............       21,000,000
  2,000,000   University of Colorado,
                University Revenues, Morgan
                Guaranty Trust Company SBPA,
                Series A,
                3.850% 06/01/20(+).............        2,000,000
                                                  --------------
                                                      51,605,000
                                                  --------------
              CONNECTICUT -- 0.2%
  2,100,000   Connecticut (State of), Housing
                Finance Authority, AMT,
                3.650% 04/10/97................        2,100,000
                                                  --------------
              DELAWARE -- 1.7%
 24,000,000   Delaware (State of), Economic
                Development Authority Revenue,
                Hospital Billing, Series C,
                MBIA Insured, Morgan Stanley
                Group, Inc. SBPA,
                3.900% 12/01/15(+).............       24,000,000
                                                  --------------
              DISTRICT OF COLUMBIA -- 0.2%
  2,900,000   District of Columbia, Hospital
                Revenue, (Columbia Women's
                Hospital), Series A, Mitsubishi
                Bank Ltd. LOC,
                4.000% 07/01/20(+).............        2,900,000
                                                  --------------
              FLORIDA -- 7.0%
$10,810,000   Broward (County of), Florida,
                Housing Finance Authority,
                Multi-family Housing Revenue,
                (Fishermans Project),
                Continental Casualty Surety
                Bond,
                3.600% 11/01/07(+).............   $   10,810,000
              Dade (County of), Florida,
                Industrial Development
                Authority:
  2,200,000   (Dolphins Stadium Project),
                Series C, Societe Generale LOC,
                3.850% 01/01/16(+).............        2,200,000
  3,000,000   (Phase II Furniture Corporation
                Project), AMT, Sun Bank N.A.
                LOC,
                4.000% 11/01/14(+).............        3,000,000
 14,998,500   Florida (State of), Board of
                Education, Capital Outlay, BTP-
                179, Bankers Trust Company
                SBPA,
                3.800% 06/01/01(+).............       14,998,500
              Florida (State of), Housing
                Finance Agency, Multi-family
                Housing Revenue:
  2,400,000   (Clear Lake Project), Series D,
                Continental Casualty Surety
                Bond,
                3.600% 01/01/34(+).............        2,400,000
  4,800,000   (Lake RMK Project),
                Southtrust Bank LOC,
                4.100% 06/01/07(+).............        4,800,000
  5,000,000   (Lakeside Project), Series B,
                Bankers Trust Company LOC,
                3.925% 08/01/06(+).............        5,000,000
  7,000,000   (Woodlands Project), Citibank
                LOC,
                3.800% 12/01/07(+).............        7,000,000
  6,000,000   Jacksonville, Florida, Health
                Facilities Authority, Hospital
                Revenue, (Baptist Health
                Properties Project), Barnett
                Bank,
                Florida LOC,
                4.100% 06/01/20(++)............        6,000,000
  2,500,000   Key West, Florida, Community
                Redevelopment Agency Revenue,
                (Pier House Joint Venture), PNC
                Bank, Ohio LOC,
                3.850% 01/01/98(+).............        2,500,000
 10,385,000   Orange (County of), Florida,
                Health Facilities Authority
                Revenue,
                (SHCC Services Inc. Project),
                Sun Bank N.A. LOC,
                3.800% 12/01/23(+).............       10,385,000
  5,000,000   Orange (County of), Florida,
                Housing Finance Agency,
                Series B, AMT,
                3.650% 04/01/97................        5,000,000
  3,350,000   St. Lucie (County of), Florida,
                Industrial Development
                Authority, (Florida
                Convalescent Centers Project),
                Series A, Toronto Dominion Bank
                LOC,
                3.650% 01/01/11(+++)...........        3,350,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              FLORIDA -- (CONTINUED)
              St. Lucie (County of), Florida,
                PCR, (Florida Power and Light
                Company):
$ 4,500,000   3.650% 10/25/96..................   $    4,500,000
  8,025,000   3.650% 11/22/96..................        8,025,000
  5,000,000   3.650% 11/22/96..................        5,000,000
  2,000,000   University of Northern Florida,
                Capital Improvement, First
                Union National Bank of
                North Carolina LOC,
                3.800% 11/01/24(+).............        2,000,000
                                                  --------------
                                                      96,968,500
                                                  --------------
              GEORGIA -- 5.0%
 10,000,000   Albany-Dougherty, Georgia,
                Payroll Development Authority,
                PCR, (Philip Morris Companies
                Inc. Project),
                3.900% 10/01/05(+).............       10,000,000
  3,800,000   Cobb (County of), Georgia,
                Residential Care Facilities for
                the Elderly Authority, (North
                Georgia Presbyterian Homes,
                Inc. Project), Trust Company
                Bank LOC,
                3.900% 08/01/18(+).............        3,800,000
  3,000,000   Columbia (County of), Georgia,
                Residential Care Facilities for
                the Elderly Authority, (Augusta
                Residential Center on Aging),
                Trust Company Bank LOC,
                3.900% 01/01/21(+).............        3,000,000
  2,250,000   Columbus, Georgia, Housing
                Authority, Multi-family Housing
                Revenue, (Quail Ridge Project),
                Columbus Bank & Trust
                Company LOC,
                4.150% 02/01/05(+).............        2,250,000
  3,755,000   Columbus, Georgia, Industrial
                Development Revenue, (Parisian
                Inc. Project), Columbus Bank &
                Trust Company LOC,
                4.200% 04/01/07(+).............        3,755,000
              Dekalb (County of), Georgia,
                Hospital Authority, Revenue
                Anticipation Certificates:
  3,960,000   (Dekalb Medical Center Project),
                Trust Company Bank LOC,
                3.900% 09/01/09(+).............        3,960,000
  2,000,000   (Egleston Childrens Health),
                Series A, SunTrust Bank,
                Atlanta LOC,
                3.800% 12/01/17(+).............        2,000,000
              Dekalb (County of), Georgia,
                Housing Authority, Multi-family
                Housing Revenue:
  5,430,000   (Haystack Apartment Projects),
                AMT, General Electric Capital
                Corporation LOC,
                4.150% 12/01/20(+).............        5,430,000
  6,625,000   (Stone Mill Run Apartments
                Project), Series A, AMT, First
                Tennessee Bank LOC,
                4.000% 08/01/27(+).............        6,625,000
              Dekalb (County of), Georgia,
                Housing Authority, Multi-family
                Housing Revenue (continued):
$ 5,000,000   (Terrace Club Project), Series B,
                Southtrust Bank LOC,
                4.000% 11/01/15(+).............   $    5,000,000
  2,900,000   Greene (County of), Georgia,
                Industrial Development
                Authority Revenue,
                (Chipman-Union Inc. Project),
                Series A, AMT, Trust Company
                Bank LOC,
                4.000% 03/01/05(+).............        2,900,000
  3,700,000   Gwinnett (County of), Georgia,
                Industrial Development Revenue,
                (United Stationers Company
                Project), PNC Bank LOC,
                3.850% 12/31/02(+).............        3,700,000
  3,000,000   Henry (County of), Georgia,
                Development Authority Revenue,
                (Georgia-Pacific Corporation
                Project), Trust Company
                Bank LOC,
                3.900% 05/01/04(+).............        3,000,000
  5,000,000   Smyrna, Georgia, Multi-family
                Housing Authority Revenue,
                (Post VY Project), FNMA
                Collateralized,
                3.850% 06/01/25(+).............        5,000,000
  4,000,000   Tallapoosa, Georgia, Development
                Authority Revenue, (U.S. Canada
                Company Project), Harris Trust
                & Savings Bank LOC,
                3.850% 02/01/15(+).............        4,000,000
  5,000,000   Thomaston-Upson (County of),
                Georgia, Industrial Development
                Revenue, (Quad/Thomaston
                Project), First Union National
                Bank, Charlotte LOC,
                3.950% 04/01/00(+).............        5,000,000
                                                  --------------
                                                      69,420,000
                                                  --------------
              IDAHO -- 2.1%
 20,000,000   Idaho Health Facilities
                Authority, Holy Cross Health
                Systems Corporation Revenue,
                Morgan Guaranty Trust Company
                LOC,
                3.850% 12/01/23(+).............       20,000,000
  9,000,000   Idaho (State of), Tax
                Anticipation Notes,
                4.500% 06/30/97................        9,038,681
                                                  --------------
                                                      29,038,681
                                                  --------------
              ILLINOIS -- 10.9%
  5,775,000   Chicago, Illinois, Industrial
                Development Revenue, (Eli's
                Chicago's Finest Inc.),
                First Bank LOC,
              4.050% 11/01/26(+)...............        5,775,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
NATIONS TAX EXEMPT FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              ILLINOIS -- (CONTINUED)
              Chicago, Illinois, O'Hare
                International Airport, American
                Airlines Inc., AMT, Royal
                Bank of Canada LOC:
$ 3,500,000   Series C,
              4.000% 12/01/17(++)..............   $    3,500,000
  3,000,000   Series D,
              4.000% 12/01/17(++)..............        3,000,000
              Illinois (State of), Development
                Finance Authority:
 26,100,000   (Chicago Symphony Orchestra),
                Northern Trust Company LOC,
              3.900% 12/01/28(+)...............       26,100,000
  2,025,000   (L. Karp & Sons Inc.), American
                National Bank & Trust Company,
                Chicago LOC,
              4.150% 09/01/05(+)...............        2,025,000
  2,000,000   (Residential Rental -- River
                Oak), AMT, Swiss Bank LOC,
              3.900% 12/15/19(+)...............        2,000,000
  9,000,000   (Roosevelt University Project),
                American National Bank & Trust
                Company LOC,
              3.850% 04/01/25(+)...............        9,000,000
  2,200,000   Illinois (State of), Development
                Finance Authority, Economic
                Development Revenue, (Addison
                450 LP Project), American
                National Bank & Trust Company
                LOC,
              4.000% 12/01/09(+)...............        2,200,000
              Illinois (State of), Development
                Finance Authority, Industrial
                Development Revenue:
  2,000,000   (MTI Project), AMT, Industrial
                Bank of Japan Ltd., NY LOC,
              4.125% 01/01/09(+)...............        2,000,000
  3,200,000   (Randolph Pickle Corporation),
                AMT, American National Bank &
                Trust Company LOC,
              4.050% 06/01/12(+)...............        3,200,000
  2,515,000   (Xavier University), American
                National Bank & Trust Company
                LOC,
              3.850% 10/01/12(+)...............        2,515,000
              Illinois (State of), Development
                Finance Authority, PCR:
  2,500,000   (Diamond Star Meters Project),
                Mitsubishi Bank Ltd. LOC,
              4.100% 12/01/08(++)..............        2,500,000
  7,100,000   (Edison Company Project), Series
                C, ABN-AMRO Bank LOC,
              3.850% 03/01/09(+)...............        7,100,000
              (Illinois Power Company Project),
                AMT:
  9,300,000   Series B, Mitsubishi Bank Ltd.
                LOC,
              4.000% 03/01/17(+)...............        9,300,000
  6,500,000   Series C, Canadian Imperial Bank
                of Canada LOC,
              3.850% 02/13/97(#)...............        6,500,000
              Illinois (State of), Educational
                Facilities Revenue:
$ 3,700,000   (Illinois Institute of
                Technology), Series A, NBD Bank
                N.A.; Northern Trust Company;
                and Harris Trust & Savings Bank
                LOC,
              3.850% 09/01/25(+)...............   $    3,700,000
 12,930,000   (University Pooled Financing
                Program), FGIC Insured, First
                National Bank of Chicago SBPA,
              3.900% 12/02/05(+)...............       12,930,000
              Illinois (State of), Health
                Facilities Authority Revenue:
                (Evanston Hospital Corporation
                Project):
  5,000,000   3.750% 02/28/97..................        5,000,000
  7,000,000   Series B,
              3.150% 01/31/97..................        7,000,000
  5,000,000   Series 96,
              3.950% 08/15/97..................        5,000,000
  6,700,000   (The Streeterville Corporation
                Project), First National Bank
                of Chicago LOC,
              3.850% 08/15/24(+)...............        6,700,000
  4,500,000   Kane (County of), Illinois,
                Revenue Bonds, (Glenwood School
                For Boys), Harris Trust &
                Savings Bank, Illinois LOC,
              3.850% 02/01/28(+)...............        4,500,000
  3,200,000   Kane (County of), Illinois,
                Unified School District No.
                304, Tax Anticipation Warrants,
              4.150% 12/03/96..................        3,202,133
  4,600,000   Orland Park, Illinois, Industrial
                Development Revenue, (Panduit
                Corporation Project), AMT,
                Wachovia Bank, Georgia LOC,
              4.000% 04/01/31(+)...............        4,600,000
  7,195,000   Richton Park, Illinois,
                Industrial Development Revenue,
                (Sinter Metals Inc. Project),
                AMT, Mellon Bank LOC,
              4.050% 04/01/16(+)...............        7,195,000
  1,900,000   Southwestern Illinois Development
                Authority, Industrial
                Development Revenue, (Robinson
                Steel Company Inc. Project),
                AMT, American National Bank &
                Trust Company LOC,
              4.000% 12/01/06(+)...............        1,900,000
  3,000,000   Winnebago & Boone (Counties of),
                Illinois, School District No.
                205,
                Tax Anticipation Warrants, FSA
                Insured,
              4.350% 10/30/96..................        3,002,803
                                                  --------------
                                                     151,444,936
                                                  --------------
              INDIANA -- 5.5%
  7,000,000   Carmel Clay, Indiana, Tax
                Anticipation Warrants, General
                Funding,
              3.750% 12/31/96..................        7,003,347

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
Nations Tax Exempt Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              INDIANA -- (CONTINUED)
$30,000,000   Indiana (State of), Bond Bank,
                Advance Funding Program,
                Promissory Notes,
              4.250% 01/09/97..................   $   30,069,210
              Indiana (State of), Development
                Finance Authority, Economic
                Development Revenue:
  2,400,000   (Fischer Enterprises Ltd
                Project), PNC Bank LOC,
              4.000% 11/01/01(+)...............        2,400,000
  2,600,000   (Walker-Williams Lumber),
                AMT, Columbus Bank & Trust
                Company LOC,
              4.200% 01/01/09(+)...............        2,600,000
  2,500,000   Indianapolis, Indiana, Economic
                Development Revenue,
              (Art Center of Indianapolis
                Project), Bank One, Indiana
                LOC,
              3.950% 02/01/98(+)...............        2,500,000
  3,300,000   Indianapolis, Indiana,
                Multi-family Housing Revenue,
                (El Beulah Retirement Village),
                National Bank of Detroit LOC,
              3.850% 03/01/21(+)...............        3,300,000
  3,500,000   Purdue University, Indiana,
                University Revenue, Student
                Fee, Series K,
              3.800% 07/01/20(+)...............        3,500,000
 16,255,000   Sullivan, Indiana, PCR, National
                Rural/CFC Insured,
              3.550% 10/25/96..................       16,255,000
  9,500,000   Vigo (County of), Indiana,
                General Funded Warrants,
              3.500% 12/27/96..................        9,503,312
                                                  --------------
                                                      77,130,869
                                                  --------------
              IOWA -- 0.5%
  7,000,000   Iowa (State of), Corporation
                Warrant Certificates, Series A,
                FSA Insured-State Aid
                Withholding,
              4.750% 06/27/97(#)...............        7,039,672
                                                  --------------
              KANSAS -- 1.6%
  9,600,000   Kansas (State of), Development
                Finance Authority, (Seaboard
                Projects), Series A, AMT, Bank
                of New York LOC,
              4.050% 12/02/25(+)...............        9,600,000
 10,200,000   Olathe, Kansas, Educational
                Facilities Revenue, (Kansas
                Independent College
                Association), Series A, Midland
                Bank Plc LOC,
              3.800% 07/01/24+                        10,200,000
  3,000,000   Wichita, Kansas, Industrial
                Revenue,
              (Brenner Tank Inc. Project), AMT,
                Bank One LOC,
              4.050% 12/01/05(+)...............        3,000,000
                                                  --------------
                                                      22,800,000
                                                  --------------
              KENTUCKY -- 2.4%
$ 1,800,000   Hopkinsville, Kentucky,
                Industrial Building Revenue,
                (Brazeway Inc. Project), AMT,
                NBD Bank, N.A. LOC,
              4.000% 06/01/04(+)...............   $    1,800,000
  5,000,000   Jefferson (County of), Kentucky,
                Board of Education Revenue,
                Anticipation Notes, Series N,
              3.970% 06/30/97..................        5,002,515
  6,200,000   Kentucky League of Cities,
                Revenue Anticipation Notes,
                (Madisonville), Series B, Bank
                One, Kentucky LOC,
              3.950% 03/01/97(+)...............        6,200,000
  2,600,000   Kentucky (Rural), Economic
                Development Authority,
                Industrial Building Revenue,
                (Technos Corporation Project),
                AMT, Industrial Bank of
                Japan, Ltd. LOC,
              4.400% 12/01/09(+)...............        2,600,000
  3,500,000   Lebanon, Kentucky, Industrial
                Development Revenue, (Wallace
                Computer Services Inc.), AMT,
                Wachovia Bank, Georgia LOC,
              4.000% 06/01/19(+)...............        3,500,000
  4,525,000   Lexington-Fayette, Kentucky,
                Psychiatric Hospital Revenue,
                (Charter Ridge Hospital
                Project), Bankers Trust Company
                LOC,
              3.750% 03/01/05(+)...............        4,525,000
              Lexington-Fayette, Kentucky,
                Urban County Airport
                Corporation Revenue, AMT,
                Credit
                Local de France LOC:
  1,100,000   Series A,
                4.100% 04/01/24(++)............        1,100,000
  3,100,000   Series B,
                4.100% 04/01/24(++)............        3,100,000
  5,630,000   Louisville and Jefferson
                (Counties of), Kentucky,
                Visitors and Convention
                Commission, FSA Insured,
                HypoBank SBPA,
                3.950% 01/01/24(+).............        5,630,000
                                                  --------------
                                                      33,457,515
                                                  --------------
              LOUISIANA -- 3.2%
  8,000,000   Ascension Parish, Louisiana, PCR,
                (Borden Inc. Project), Credit
                Suisse LOC,
                3.900% 12/01/09(+).............        8,000,000
  6,050,000   Caddo Parish, Louisiana,
                Industrial Development Board,
                (Frymaster Corporation
                Project), Chemical Bank LOC,
                3.850% 01/01/03(+).............        6,050,000
  5,100,000   Louisiana (State of), Public
                Facilities Authority, Hospital
                Revenue, (Charter Forest
                Hospital Project), Bankers
                Trust Company LOC, 3.850%
                12/01/13(+)....................        5,100,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
NATIONS TAX EXEMPT FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              LOUISIANA -- (CONTINUED)
$20,225,000   Louisiana (State of), Public
                Facilities Authority, PCR,
                (Ciba-Geigy Corporation
                Project), Swiss
                Bank LOC,
                3.900% 12/01/04(+).............   $   20,225,000
  4,700,000   South Louisiana, Port Commission,
                Marine Term Facilities Revenue,
                (Occidental Petroleum), Credit
                Suisse LOC,
                3.900% 07/01/21(+).............        4,700,000
                                                  --------------
                                                      44,075,000
                                                  --------------
              MAINE -- 1.7%
 18,150,000   Maine (State of), Solid Waste
                Resources Recovery Revenue,
                Series K, AMT, Midland
                Bank Plc LOC,
                3.950% 07/01/12(+).............       18,150,000
  5,000,000   Maine (State of), Tax
                Anticipation Notes,
                4.500% 06/27/97................        5,022,155
                                                  --------------
                                                      23,172,155
                                                  --------------
              MARYLAND -- 1.2%
  6,600,000   Baltimore (City of), Maryland,
                Economic Development Authority
                Revenue, (Blue Circle Inc.
                Project), Den Danske Bank LOC,
                3.800% 12/01/17(+).............        6,600,000
  3,300,000   Baltimore (City of), Maryland,
                Port Facilities Authority,
                (Occidental Petroleum Company),
                National Westminster Bank Plc
                LOC,
                3.500% 10/14/11(+++)...........        3,300,000
  4,750,000   Maryland (State of), Economic
                Development Revenue, (General
                Binding Corporation Project),
                AMT, Harris Trust & Savings
                Bank LOC,
                4.000% 03/01/26(+).............        4,750,000
  2,300,000   Maryland (State of), Industrial
                Development Finance Authority,
                (Rock-Tennessee Converting
                Company), AMT, Trust Company
                Bank LOC,
                4.000% 05/01/06(+).............        2,300,000
                                                  --------------
                                                      16,950,000
                                                  --------------
              MICHIGAN -- 1.2%
  3,425,000   Jackson (County of), Michigan,
                Economic Development
                Corporation, Industrial
                Development Revenue, (Jackson
                Association LLC),
                Bank One, Dayton LOC,
                3.950% 10/01/14(+).............        3,425,000
  8,000,000   Michigan (State of), Hospital
                Financing Authority Revenue,
                (St. Mary Hospital of Livonia),
                Series A, Comerica Bank LOC,
                3.950% 07/01/17(+).............        8,000,000
$ 3,000,000   Michigan (State of), Housing
                Development Authority, Limited
                Obligation Revenue, (Pine Ridge
                Project), National Westminster
                Bank Plc LOC,
                3.900% 10/01/07(+).............   $    3,000,000
  2,600,000   Michigan (State of), Strategic
                Funding Ltd. Obligation
                Revenue, (Uni Boring Company
                Inc.), National Bank of Detroit
                LOC,
                3.900% 12/01/98(+).............        2,600,000
                                                  --------------
                                                      17,025,000
                                                  --------------
              MINNESOTA -- 1.3%
  5,500,000   Duluth, Minnesota, Health Care
                Facilities Revenue,
                (Miller-Dwan Medical Center),
                Series A, Citibank LOC,
                3.800% 04/01/19(+).............        5,500,000
  6,050,000   Minneapolis, Minnesota, Community
                Development Agency Revenue,
                (Arena Acquisition Project),
                Series A, First Bank LOC,
                3.850% 10/01/24(+).............        6,050,000
  6,000,000   Rochester (City of), Minnesota,
                Health Care Facilities Revenue,
                (Mayo Medical Center), Series
                92,
                3.650% 10/24/96................        6,000,000
                                                  --------------
                                                      17,550,000
                                                  --------------
              MISSISSIPPI -- 0.9%
  6,200,000   Lawrence (County of),
                Mississippi, PCR,
                (Georgia-Pacific Corporation
                Project), Bank of Tokyo LOC,
                3.925% 12/01/00(+).............        6,200,000
              Mississippi Business Finance
                Corporation, Industrial
                Development Revenue, AMT:
  2,900,000   (Choctaw Maid Farms Inc.
                Project), Rabobank Nederland
                LOC,
                4.000% 03/01/10(+).............        2,900,000
  3,000,000   (Nitek Metal Services Inc.
                Project), AMT, Bank of Tokyo
                LOC,
                4.050% 03/01/05(+).............        3,000,000
                                                  --------------
                                                      12,100,000
                                                  --------------
              MISSOURI -- 1.9%
  5,000,000   Kansas City, Missouri, Industrial
                Development Revenue,
                (Owens-Illinois Inc. Project),
                IBJ Schroeder Bank & Trust, New
                York LOC,
                3.750% 12/31/08(+).............        5,000,000
 10,000,000   Missouri (State of), Health &
                Educational Facilities
                Authority Revenue, (Sisters of
                Mercy Health), Series B,
                ABN-AMRO Bank; Credit Suisse;
                and Rabobank Nederland, New
                York SBPA,
                3.800% 12/01/16(+).............       10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
NATIONS TAX EXEMPT FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              MISSOURI -- (CONTINUED)
$ 9,725,000   Platte (County of), Missouri,
                Industrial Development
                Authority, Multi-family Housing
                Revenue, (Wexford Place
                Project), Bank One LOC,
                3.950% 04/01/28(+).............   $    9,725,000
  2,400,000   St. Charles (County of),
                Missouri, Development
                Authority, Industrial Revenue,
                (Venture Stores Inc. Project),
                Bank of Nova Scotia LOC,
                3.900% 10/01/06(+).............        2,400,000
                                                  --------------
                                                      27,125,000
                                                  --------------
              NEBRASKA -- 0.6%
  5,000,000   Omaha, Nebraska, Public
                Power District,
                3.550% 10/25/96................        5,000,000
  4,000,000   York, Nebraska, Industrial
                Development Revenue, (Sunstrand
                Corporation Project), AMT,
                Union Bank of Switzerland LOC,
                3.650% 08/01/17(+).............        4,000,000
                                                  --------------
                                                       9,000,000
                                                  --------------
              NEW HAMPSHIRE -- 1.1%
 15,500,000   New Hampshire (State of), Housing
                Finance Authority, Series 1,
                (Multi-family Housing,
                Manchester), PNC Bank LOC,
                3.850% 12/01/12(+).............       15,500,000
                                                  --------------
              NEW JERSEY -- 0.4%
  5,000,000   Jersey City, New Jersey,
                Anticipation Notes,
                4.500% 09/26/97................        5,021,313
                                                  --------------
              NEW MEXICO -- 0.2%
  3,100,000   Albuquerque, New Mexico, (Charter
                Hospital Inc. Project), Bankers
                Trust Company LOC,
                3.850% 03/01/14(+).............        3,100,000
                                                  --------------
              NEW YORK -- 0.4%
  5,000,000   Great Neck North, New York, Water
                Authority, Systems Revenue,
                Series A, FGIC Insured, FGIC
                SBPA,
                3.800% 01/01/20(+).............        5,000,000
                                                  --------------
              NORTH CAROLINA -- 3.3%
  8,000,000   Bladen (County of), North
                Carolina, Industrial Facilities
                and Pollution Control Financing
                Authority, (BCH Energy LP
                Project), AMT, Bank of Tokyo
                LOC,
                4.050% 11/01/20(+).............        8,000,000
$10,855,000   Charlotte (County of), North
                Carolina, Housing Authority,
                Multi-family Housing Revenue,
                (Merrywood Senior Adult
                Project), AMT, Branch Banking
                and Trust Company LOC,
                3.950% 06/01/11(+).............   $   10,855,000
  3,000,000   Iredell, (County of), North
                Carolina, Industrial Facilities
                and Pollution Control Financing
                Authority, (Sullivan
                Corporation Project), AMT, Bank
                One LOC,
                4.050% 01/01/11(+).............        3,000,000
              Mecklenburg (County of), North Carolina,
                Industrial Facilities and Pollution
                Control Finance Authority:
  2,000,000   (Sterigenics International
                Project), AMT, Comerica Bank,
                California LOC,
                3.950% 03/01/16(+).............        2,000,000
  2,125,000   (Virkler Company Project), AMT,
                4.050% 12/01/04(+).............        2,125,000
  9,020,000   Mecklenburg (County of),
                North Carolina, Series B, GO,
                4.700% 03/01/97................        9,074,560
  4,400,000   Randolph (County of), North
                Carolina, Industrial Facilities
                and Pollution Control Financing
                Authority, (Wayne Steel Inc.),
                AMT, Bank One, Akron LOC,
                4.050% 09/01/05(+).............        4,400,000
  3,300,000   Stanley (County of), North
                Carolina, Industrial
                Development Authority, PCR,
                (General Signal Corporation),
                Wachovia
                Bank, Georgia LOC,
                3.900% 12/01/00(+).............        3,300,000
  3,810,000   Winston-Salem, North Carolina,
                (Risk Acceptance Management
                Corporation Project),
                Certificates of Participation,
                Series 1988, National
                Westminster Bank Plc SBPA,
                3.950% 07/01/09(+).............        3,810,000
                                                  --------------
                                                      46,564,560
                                                  --------------
              OHIO -- 1.6%
  2,425,000   Defiance (County of), Ohio,
                Industrial Development Revenue,
                (Isaac Property Company),
                Series A, Key Bank LOC,
                2.850% 07/01/00(+).............        2,425,000
  4,200,000   Lorain (County of), Ohio,
                Hospital Revenue, (Humility of
                Mary Health Care Corporation
                Hospital), Series B, PNC Bank
                LOC,
                3.850% 12/15/03(+).............        4,200,000
 10,000,000   Ohio (State of), Air Quality
                Developement Authority,
                (Duquesne Power), Union
                Bank of Switzerland LOC,
                3.950% 07/16/97................       10,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
NATIONS TAX EXEMPT FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              OHIO -- (CONTINUED)
$ 3,500,000   Ohio (State of), Water
                Development Authority, AMT,
                Union Bank of Switzerland LOC,
                3.800% 05/01/97................   $    3,500,000
  2,400,000   St. Marys, Ohio, Industrial
                Development Revenue, (Setex
                Inc. Project), AMT, Industrial
                Bank of Japan Ltd. LOC,
                4.400% 12/01/01(+).............        2,400,000
                                                  --------------
                                                      22,525,000
                                                  --------------
              OKLAHOMA -- 0.4%
  5,890,000   Oklahoma (State of), Housing
                Finance Agency, Single Family
                Housing Revenue, PFloats PT41,
                AMT, GNMA Collateralized,
                Commerzbank SBPA,
                4.050% 08/01/18(+).............        5,890,000
                                                  --------------
              OREGON -- 0.6%
              Portland (City of), Oregon,
                Multi-family Housing Revenue:
  1,000,000   (Union Station Project), AMT,
                U.S. National Bank LOC,
                4.000% 12/01/27(+).............        1,000,000
  5,500,000   (University Park Apartments
                Project), Chase Manhattan
                Bank LOC,
                3.850% 10/01/11(+).............        5,500,000
  2,000,000   Washington (County of), Oregon,
                Housing Authority, Multi-family
                Housing Revenue, (Cedar Mill
                Project), AMT, Societe Generale
                LOC,
                3.950% 09/20/25(+).............        2,000,000
                                                  --------------
                                                       8,500,000
                                                  --------------
              PENNSYLVANIA -- 5.2%
              Allegheny (County of),
                Pennsylvania, Industrial
                Development Authority, Duquesne
                Power:
  5,000,000   Canadian Imperial Bank of
                Commerce LOC,
                3.750% 11/07/96................        5,000,000
  9,800,000   United Jewish Federation, Series
                B, PNC Bank LOC,
                3.850% 10/01/25(+).............        9,800,000
              Delaware Valley, Pennsylvania,
                Regional Finance Authority:
 10,000,000   Local Government Revenue, Series
                C, Midland Bank LOC,
                3.950% 12/01/20(+).............       10,000,000
 14,700,000   Series 1986, Midland Bank
                Plc LOC,
                3.950% 08/01/16(+).............       14,700,000
 10,000,000   Philadelphia, Pennsylvania,
                School District, Tax and
                Revenue Anticipation Notes,
                4.500% 06/30/97................       10,035,876
$ 5,025,000   Union (County of), Pennsylvania,
                Hospital Authority Revenue,
                (Evangelical Community
                Hospital), Series B, PNC
                Bank LOC,
                3.850% 10/01/23(+).............   $    5,025,000
              Venango (City of), Pennsylvania,
                Industrial Development
                Authority Revenue, AMT,
                National Westminster Bank Plc
                LOC:
 10,300,000   3.700% 10/11/96..................       10,300,000
  7,150,000   3.700% 10/22/96..................        7,150,000
                                                  --------------
                                                      72,010,876
                                                  --------------
              RHODE ISLAND -- 0.3%
  4,000,000   Rhode Island (State of),
                Industrial Facilities
                Corporation, Industrial
                Development Revenue, (Handy &
                Harman Electric Project), Bank
                of Nova Scotia LOC,
                3.950% 04/01/04(+).............        4,000,000
                                                  --------------
              SOUTH CAROLINA -- 3.4%
  6,100,000   Charleston, South Carolina,
                Hospital Facilities Revenue,
                (Brown Schools Charleston),
                Bankers Trust Company LOC,
                3.650% 06/01/11(+).............        6,100,000
  5,000,000   Charleston, South Carolina, Tax
                Anticipation Notes, GO,
                3.600% 03/14/97................        5,002,151
  8,700,000   Greenville (County of), South
                Carolina, School District, GO,
                3.500% 03/01/97................        8,706,966
  5,250,000   Kershaw (County of), South
                Carolina, Industrial
                Development Revenue, (Deroyal
                Textiles Inc. Project), AMT,
                Third National Bank, Nashville
                LOC,
                4.000% 12/01/07(+).............        5,250,000
  2,370,000   South Carolina (State of),
                Housing Authority, Rental
                Housing Revenue, (Hampton
                Pointe Apartments Project),
                Bank of New York LOC,
                3.950% 12/01/07(+).............        2,370,000
              South Carolina (State of), Jobs,
                Economic Development Authority,
                Health Facilities Revenue:
  5,960,000   (Martha Franks Baptist Center
                Project), Wachovia Bank,
                Columbia LOC,
                3.900% 04/01/19(+).............        5,960,000
  3,400,000   (Specialty Equipment Companies
                Project), AMT, Barclays Bank
                Plc LOC,
                4.050% 11/01/10(+).............        3,400,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
NATIONS TAX EXEMPT FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              SOUTH CAROLINA -- (CONTINUED)
$10,000,000   University of South Carolina,
                Athletic Facilities Revenue,
                Bond Anticipation Notes,
              3.200% 02/28/97..................   $   10,000,000
                                                  --------------
                                                      46,789,117
                                                  --------------
              TENNESSEE -- 2.0%
  2,600,000   Chattanooga, Tennessee,
                Industrial Development Board,
                (Warehouse Row Limited
                Project), ABN-AMRO Bank, Nevada
                LOC,
                3.850% 12/15/12(+).............        2,600,000
  6,969,000   Cumberland (County of),
                Tennessee, Industrial
                Development Board, Industrial
                Development Revenue,
                (Crossville Ceramics Company
                Project), American National
                Bank & Trust Company LOC,
                3.850% 01/01/00(+).............        6,969,000
  2,300,000   Jackson (County of), Tennessee,
                Industrial Development Board,
                (Essette Project), Series A,
                Bank of America, Illinois LOC,
                3.950% 08/01/00(+).............        2,300,000
 13,150,000   Metropolitan Government of
                Nashville & Davidson (Counties
                of), Tennessee, Health and
                Educational Facilities Board,
                (Vanderbilt University),
                3.500% 01/15/97(#).............       13,155,445
  3,245,000   Shelby (County of), Tennessee,
                Health Educational & Housing
                Facilities Board, Multi-family
                Housing Revenue, (Flag Manor),
                AMT, Federal Home Loan Bank,
                Indianapolis LOC,
                4.000% 01/01/23(+).............        3,245,000
                                                  --------------
                                                      28,269,445
                                                  --------------
              TEXAS -- 7.9%
  3,800,000   Bexar (County of), Texas, (Army
                Retirement), Series 85-B,
                Rabobank Nederland LOC,
                3.625% 07/01/11(+).............        3,800,000
  1,000,000   Brazos River, Texas, Higher
                Educational Authority,
                (Hoffman-Laroche), Bankers
                Trust
                Company LOC,
                3.750% 04/01/02(+).............        1,000,000
  3,000,000   El Paso, Texas, Multi-family
                Housing Finance Corporation,
                (Viva Apartments Project), AMT,
                General Electric Capital
                Corporation LOC,
                4.100% 09/01/23(+).............        3,000,000
              Harris (County of), Texas,
              Health Facilities Revenue,
                Development Corporation
                Hospital Revenue:
  4,700,000   (Methodist Hospital), Methodist
                Hospital and Morgan Guaranty
                Trust Company SBPA,
                4.000% 12/01/25(++)............        4,700,000
              Harris (County of), Texas, Health
                Facilities Revenue, Development
                Corporation Hospital Revenue
                (continued):
$ 2,000,000   (St. Luke's Episcopal Hospital),
                Series A, St. Luke's Episcopal
                SBPA,
                4.000% 02/15/21(++)............   $    2,000,000
  3,300,000   (St. Luke's Episcopal Hospital),
                Series C, Morgan Guaranty Trust
                Company SBPA,
                4.000% 02/15/16(++)............        3,300,000
              Harris (County of), Texas,
              Industrial Development
                Corporation, Industrial
                Development Revenue:
  4,000,000   (Forged Products Inc. Project),
                AMT, Banc One LOC,
                4.050% 05/01/03(+).............        4,000,000
  4,200,000   (Zeon Chemicals Project),
                Industrial Bank of Japan, Ltd.
                LOC,
                4.400% 02/01/09(+).............        4,200,000
 10,500,000   Toll Road, Unlimited Tax, Series
                G, Morgan Guaranty Trust
                Company SBPA,
                3.800% 08/01/20(+).............       10,500,000
  3,700,000   McAllen, Texas, Health Facilities
                Development Revenue, PNC Bank
                LOC,
                3.900% 12/01/24(+).............        3,700,000
  9,200,000   Port Development Corporation,
                (Pasadena Term Company
                Project), ABN-AMRO Bank LOC,
                4.050% 12/01/04(+).............        9,200,000
  2,600,000   Sulphur Springs, Texas,
                Industrial Development
                Authority, (Hon Industrial Inc.
                Project), Credit Suisse LOC,
                3.950% 12/01/13(+).............        2,600,000
 17,635,000   Texas (State of), Municipal Power
                Agency Revenue, Pre-refunded at
                100%,
                14.625% 03/01/97...............       18,414,317
 40,000,000   Texas (State of), Tax and Revenue
                Anticipation Notes, Series A,
                4.750% 08/29/97................       40,281,151
                                                  --------------
                                                     110,695,468
                                                  --------------
              UTAH -- 1.8%
  5,000,000   Intermountain Power Agency, Utah,
                Power Supply Revenue, Series F,
                Morgan Guaranty Trust Company
                LOC,
                3.930% 06/16/97(#).............        5,000,000
  3,200,000   Murray (County of), Utah,
                Industrial Development
                Authority, (Hunter Douglas
                Realty Property), AMT, ABN-AMRO
                Bank LOC,
                4.000% 09/01/14(+).............        3,200,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
NATIONS TAX EXEMPT FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

 PRINCIPAL                                            VALUE
  AMOUNT                                             (NOTE 1)
    ------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- (CONTINUED)
              UTAH -- (CONTINUED)
$ 1,900,000   Salt Lake (City of), Utah,
                Airport Revenue, Series A, AMT,
                Credit Suisse, New York LOC,
                3.900% 06/01/98(+).............   $    1,900,000
 14,300,000   Salt Lake (City of), Utah, Health
                Care Facilities Revenue, Class
                A, Westdeutsche Landesbank
                SBPA,
                3.800% 01/01/20(+).............       14,300,000
                                                  --------------
                                                      24,400,000
                                                  --------------
              VIRGINIA -- 0.8%
  2,500,000   Colonial Heights, Virginia,
                Industrial Development
                Authority, (Philip Morris
                Companies Project),
                3.900% 03/01/05(+).............        2,500,000
  3,900,000   Greensville (County of),
                Virginia, Industrial
                Development Authority, PCR,
                (Perdue Farms Inc. Project),
                AMT, Trust Company Bank LOC,
                4.000% 10/01/06(+).............        3,900,000
  3,300,000   Roanoke, Virginia, Industrial
                Development Authority, Hospital
                Revenue, (Roanoke Memorial
                Hospital Project), Series C,
                (Carilion Health Systems),
                Morgan Guaranty Trust
                Company SBPA,
                3.750% 07/01/19(+).............        3,300,000
  2,000,000   Spotsylvania (County of),
                Virginia, Industrial
                Development Revenue, (Carlisle
                Corporation Project), Trust
                Company Bank LOC,
                3.900% 06/01/08(+).............        2,000,000
                                                  --------------
                                                      11,700,000
                                                  --------------
              WASHINGTON -- 3.4%
              Pierce (County of), Washington:
  5,500,000   Economic Development Authority,
                (CSX Corporation Project),
                Deutsche Bank LOC,
                3.900% 11/01/96(#).............        5,500,000
  3,000,000   Housing Authority Revenue,
                (Eagles Watch Project), Key
                Bank, Washington LOC,
                3.750% 10/01/20(+).............        3,000,000
              Washington (State of), GO:
 25,500,000   Series 96A, Landesbank Hessen
                SBPA,
                3.900% 06/01/20(+).............       25,500,000
   4,015,00   Series A,
                6.500% 07/01/97................        4,090,787
$ 7,075,000   Washington (State of), Housing
                Finance Authority, Multi-family
                Mortgage Revenue, (Inglenook
                Court Project), AMT, Bank of
                America LOC,
                4.150% 07/01/25(++)............   $    7,075,000
  3,000,000   Washington (State of), Student
                Loan Finance Association,
                Series B, AMT, National
                Westminster Bank Plc LOC,
                3.700% 01/01/04(+).............        3,000,000
                                                  --------------
                                                      48,165,787
                                                  --------------
              WEST VIRGINIA -- 2.4%
 10,000,000   Fayette (County of), West
                Virginia, County Commission,
                Solid Waste Disposal Facilities
                Revenue, (Georgia-Pacific
                Corporation Project), AMT,
                Industrial Bank of Japan Ltd.
                LOC,
                3.700% 05/01/18(+).............       10,000,000
 23,580,000   West Virginia (State of),
                Hospital Finance Authority,
                Hospital Revenue, (St. Mary's
                Hospital Project), Bank One
                LOC,
                3.900% 10/01/12(+).............       23,580,000
                                                  --------------
                                                      33,580,000
                                                  --------------
              WISCONSIN -- 2.1%
  4,000,000   Menomonee Falls, Wisconsin,
                Industrial Development
                Authority Revenue, (Jemma LLC
                Project), AMT, Bank One,
                Milwaukee LOC,
                4.050% 09/01/14(+).............        4,000,000
              Oshkosh, Wisconsin, Area School
                District, Tax and Revenue
                Anticipation Promissory Notes:
  5,000,000   4.250% 08/20/97..................        5,012,743
  4,500,000   4.500% 08/20/97..................        4,521,066
  2,395,000   Pleasant Prairie, Wisconsin,
                Industrial Development
                Authority Revenue, (Nucon
                Corporation Project), AMT,
                American National Bank & Trust
                Company, LOC,
                4.000% 02/01/22(+).............        2,395,000
  5,200,000   Pewaukee, Wisconsin, School
                District, Tax and Revenue
                Anticipation Notes,
              4.500% 09/22/97..................        5,220,358
  8,520,000   Wisconsin (State of), Health
                Facilities Authority,
                (Daughters of Charity),
                3.850% 11/01/16(+).............        8,520,000
                                                  --------------
                                                      29,669,167
                                                  --------------
              TOTAL MUNICIPAL BONDS
                AND NOTES
              (Cost $1,420,438,158)............    1,420,438,158
                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
NATIONS TAX EXEMPT FUND
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1996 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
    ------------------------------------------------------------
MONEY MARKET FUNDS -- 0.0%(##)
    100,000   AIM Tax-Exempt Fund..............   $      100,000
     25,000   Fidelity Institutional Tax-Exempt
                Cash Fund......................           25,000
                                                  --------------
              TOTAL MONEY
                MARKET FUNDS
                (Cost $125,000)................          125,000
                                                    ------------
TOTAL INVESTMENTS
  (Cost $1,420,563,158*)..............  101.9%    1,420,563,158
OTHER ASSETS AND
  LIABILITIES (NET)...................   (1.9)      (27,049,881)
                                        -----    --------------
NET ASSETS............................  100.0%   $1,393,513,277
                                         ----      ------------

---------------

    * Aggregate cost for Federal tax purposes.

  (+) Variable rate demand notes payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate in effect at September 30, 1996.

 (++) Variable rate demand notes payable upon not more than one calendar day's notice. The interest rate shown reflects the rate in effect at September 30, 1996.

(+++) Variable rate demand notes payable upon not more than thirty calendar days' notice. The interest rate shown reflects the rate in effect at September 30, 1996.

 (#) Put date.

 (##) Amount represents less than 0.1%.

Nations Tax Exempt Fund had the following industry concentrations greater than 10% at September 30, 1996 (as a percentage of net assets):

    Medical Facilities Revenue                       17.0%
    Industrial Facilities Revenue                    14.6
    Housing Revenue                                  11.2
    Pollution Control Revenue                        10.4

------------------------------------------------------------
ABBREVIATIONS:
AMT      Alternative Minimum Tax
CFC      Cooperative Finance Corporation
FGIC     Federal Guaranty Investment Corporation
FNMA     Federal National Mortgage Association
FSA      Financial Security Assurance
GNMA     Government National Mortgage Association
GO       General Obligation
LOC      Letter of Credit
MBIA     Municipal Bond Investors Assurance
PCR      Pollution Control Revenue
SBPA     Standby Bond Purchase Agreement

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES           SEPTEMBER 30, 1996 (UNAUDITED)

                                                                                   NATIONS
                                                                  NATIONS         GOVERNMENT        NATIONS           NATIONS
                                                                   PRIME         MONEY MARKET       TREASURY         TAX EXEMPT
                                                                    FUND             FUND             FUND              FUND
                                                                      -----------------------------------------------------------
ASSETS:
Investments, at value. See accompanying schedules (Note 1)
  Securities................................................   $3,872,896,443    $390,478,551    $  599,129,328    $1,420,563,158
  Repurchase agreements.....................................      335,000,000             --      2,546,327,000                --
                                                               --------------    ------------    --------------    --------------
    Total investments.......................................    4,207,896,443    390,478,551      3,145,456,328     1,420,563,158
Cash........................................................               --        129,943                670           271,962
Interest receivable.........................................       25,618,374      4,552,825          3,919,723         7,701,771
Dividends receivable........................................          227,251         14,214            188,120            13,660
Receivable for Fund shares sold.............................        8,458,214          9,047          8,452,263           612,239
Prepaid expenses and other assets...........................           60,281          9,140             76,673             3,237
                                                               --------------    ------------    --------------    --------------
  Total Assets..............................................    4,242,260,563    395,193,720      3,158,093,777     1,429,166,027
                                                               --------------    ------------    --------------    --------------
LIABILITIES:
Payable for reverse repurchase agreements (Note 1)..........               --             --        436,327,000                --
Payable for Fund shares redeemed............................       13,578,604        100,970        304,193,708            90,744
Payable for investment securities purchased.................               --             --                 --        31,700,519
Investment advisory fee payable (Note 2)....................          241,771         33,441            170,323           152,420
Administration fee payable (Note 2).........................          344,128         32,048            212,099           118,416
Shareholder servicing and distribution fees payable (Note
  3)........................................................          434,098         21,312            392,361            64,558
Transfer agent fees payable (Note 2)........................          137,318         19,554             82,408            25,520
Custodian fees payable (Note 2).............................           96,087         14,038             66,930            34,863
Dividends payable...........................................       11,981,449      1,391,314          9,340,674         3,398,534
Due to custodian............................................       46,566,503             --                 --                --
Accrued Trustees'/Directors' fees and expenses (Note 2).....          124,989         21,883             86,183            54,198
Accrued expenses and other payables.........................          170,331             --            154,279            12,978
                                                               --------------    ------------    --------------    --------------
  Total Liabilities.........................................       73,675,278      1,634,560        751,025,965        35,652,750
                                                               --------------    ------------    --------------    --------------
NET ASSETS..................................................   $4,168,585,285    $393,559,160    $2,407,067,812    $1,393,513,277
                                                                 ------------    ------------      ------------      ------------
Investments, at cost........................................   $4,207,896,443    $390,478,551    $3,145,456,328    $1,420,563,158
                                                                 ------------    ------------      ------------      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)           SEPTEMBER 30, 1996
(UNAUDITED)

                                                                                   NATIONS
                                                                  NATIONS         GOVERNMENT        NATIONS           NATIONS
                                                                   PRIME         MONEY MARKET       TREASURY         TAX EXEMPT
                                                                    FUND             FUND             FUND              FUND
                                                                      -----------------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income.........................   $           --    $    13,157     $       10,103    $        5,737
Accumulated net realized loss on investments sold...........         (469,985)       (62,742 )          (45,579)          (68,933)
Paid-in capital.............................................    4,169,055,270    393,608,745      2,407,103,288     1,393,576,473
                                                               --------------    ------------    --------------    --------------
                                                               $4,168,585,285    $393,559,160    $2,407,067,812    $1,393,513,277
                                                                 ------------    ------------      ------------      ------------
NET ASSETS:
Primary A Shares............................................   $2,494,705,981    $309,517,445    $  791,442,488    $1,010,789,693
                                                                 ------------    ------------      ------------      ------------
Primary B Shares............................................   $  194,974,081    $20,759,069     $   55,337,169    $   15,852,017
                                                                 ------------    ------------      ------------      ------------
Investor A Shares...........................................   $1,067,016,964    $17,674,963     $  112,291,259    $  131,947,939
                                                                 ------------    ------------      ------------      ------------
Investor B Shares...........................................   $  329,251,105    $43,457,433     $1,431,255,010    $  180,923,839
                                                                 ------------    ------------      ------------      ------------
Investor C Shares...........................................   $   82,307,215    $ 2,141,586     $   16,739,400    $   53,986,789
                                                                 ------------    ------------      ------------      ------------
Investor D Shares...........................................   $      329,939    $     8,664     $        2,486    $       13,000
                                                                 ------------    ------------      ------------      ------------
SHARES OUTSTANDING:
Primary A Shares............................................    2,494,982,131    309,559,395        791,439,679     1,010,836,299
                                                                 ------------    ------------      ------------      ------------
Primary B Shares............................................      194,995,481     20,761,684         55,336,973        15,852,552
                                                                 ------------    ------------      ------------      ------------
Investor A Shares...........................................    1,067,134,079     17,677,190        112,290,861       131,953,867
                                                                 ------------    ------------      ------------      ------------
Investor B Shares...........................................      329,287,243     43,462,910      1,431,249,932       180,932,032
                                                                 ------------    ------------      ------------      ------------
Investor C Shares...........................................       82,316,249      2,141,855         16,739,341        53,989,247
                                                                 ------------    ------------      ------------      ------------
Investor D Shares...........................................          329,977          8,665              2,485            13,001
                                                                 ------------    ------------      ------------      ------------
PRIMARY A SHARES:
Net asset value, offering and redemption price per share....            $1.00          $1.00              $1.00             $1.00
                                                                         ----          -----               ----              ----
PRIMARY B SHARES:
Net asset value, offering and redemption price per share....            $1.00          $1.00              $1.00             $1.00
                                                                         ----          -----               ----              ----
INVESTOR A SHARES:
Net asset value, offering and redemption price per share....            $1.00          $1.00              $1.00             $1.00
                                                                         ----          -----               ----              ----
INVESTOR B SHARES:
Net asset value, offering and redemption price per share....            $1.00          $1.00              $1.00             $1.00
                                                                         ----          -----               ----              ----
INVESTOR C SHARES:
Net asset value, offering and redemption price per share....            $1.00          $1.00              $1.00             $1.00
                                                                         ----          -----               ----              ----
INVESTOR D SHARES:
Net asset value, offering and redemption price per share....            $1.00          $1.00              $1.00             $1.00
                                                                         ----          -----               ----              ----

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                                                                                         NATIONS
                                                                         NATIONS        GOVERNMENT       NATIONS        NATIONS
                                                                          PRIME        MONEY MARKET     TREASURY      TAX EXEMPT
                                                                           FUND            FUND           FUND           FUND
                                                                            -----------------------------------------------------
INVESTMENT INCOME:
Interest............................................................   $112,226,959    $11,639,867     $66,529,515    $25,510,137
Dividends...........................................................      1,424,991         89,408         504,850       127,999
                                                                       ------------    -----------     -----------    -----------
    Total investment income.........................................    113,651,950     11,729,275      67,034,365    25,638,136
                                                                       ------------    -----------     -----------    -----------
EXPENSES:
Investment advisory fee (Note 2)....................................      4,194,741        885,340       2,528,920     2,866,756
Administration fee (Note 2).........................................      2,077,821        221,332       1,252,674       716,689
Transfer agent fees (Note 2)........................................        425,606         52,463         259,216       127,728
Custodian fees (Note 2).............................................        281,082         38,974         201,217       102,962
Legal and audit fees................................................        240,216         36,058         149,840        92,365
Trustees'/Directors' fees and expenses (Note 2).....................         57,331         11,093          40,876        37,580
Other...............................................................        474,742         60,985         274,650       145,121
                                                                       ------------    -----------     -----------    -----------
    Subtotal........................................................      7,751,539      1,306,245       4,707,393     4,089,201
Shareholder servicing and distribution fees (Note 3):
  Primary B Shares..................................................        265,074         33,104         104,830        14,553
  Investor A Shares.................................................      1,908,509         59,902         205,205       163,242
  Investor B Shares.................................................        408,007         76,148       1,847,068       168,937
  Investor C Shares.................................................         97,998          2,292          13,276        44,326
  Investor D Shares.................................................            673            920             411             8
Fees waived by investment adviser (Note 2)..........................     (1,525,800)      (643,684 )      (953,821)   (1,936,581 )
                                                                       ------------    -----------     -----------    -----------
    Total expenses..................................................      8,906,000        834,927       5,924,362     2,543,686
                                                                       ------------    -----------     -----------    -----------
NET INVESTMENT INCOME...............................................    104,745,950     10,894,348      61,110,003    23,094,450
                                                                       ------------    -----------     -----------    -----------
NET REALIZED GAIN ON INVESTMENTS (NOTE 1)...........................             --            166          11,375            --
                                                                       ------------    -----------     -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................   $104,745,950    $10,894,514     $61,121,378    $23,094,450
                                                                        -----------    -----------      ----------    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
NATIONS TREASURY FUND
--------------------------------------------------------------------------------
   STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

Cash flows from operating and investing activities:
  Investment income received.......................................................   $    59,196,352
  Payment of operating expenses....................................................        (5,822,305)
  Net purchases and sales of short-term investments................................      (107,762,652)
                                                                                      ----------------
Cash used by operating and investing activities....................................                      $(54,388,605)
Cash flows from financing activities:
  Proceeds from shares sold........................................................     7,312,797,874
  Payment for shares redeemed......................................................    (7,104,412,600)
  Cash used from reverse repurchase agreement......................................       (95,429,000)
  Distributions paid*..............................................................       (58,567,330)
                                                                                      ----------------
Cash provided by financing activities..............................................                        54,388,944
                                                                                                         ------------
Increase in cash...................................................................                               339
Cash at beginning of period........................................................                               331
                                                                                                         ------------
Cash at end of period..............................................................                      $        670
                                                                                                         ------------
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO CASH USED BY
  OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations...............................                      $ 61,121,378
  Increase in investments..........................................................   $  (117,850,480)
  Decrease in interest and dividends receivable....................................         2,238,440
  Decrease in other assets.........................................................             3,918
  Increase in accrued expenses.....................................................            98,139
                                                                                      ----------------
Cash used by operating and investing activities....................................                      $(54,388,605)
                                                                                                         ------------

---------------

* Non-cash activities include reinvestment of dividends of $2,834,881.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996 (UNAUDITED)

                                                                            NATIONS
                                                            NATIONS        GOVERNMENT       NATIONS          NATIONS
                                                             PRIME        MONEY MARKET      TREASURY        TAX EXEMPT
                                                              FUND            FUND            FUND             FUND
                                                           -------------------------------------------------------------
Net investment income..................................  $  104,745,950   $10,894,348    $   61,110,003   $   23,094,450
Net realized gain on investments.......................              --           166            11,375               --
                                                         --------------   ------------   --------------   --------------
Net increase in net assets resulting from operations...     104,745,950    10,894,514        61,121,378       23,094,450
Distributions to shareholders from net investment
  income:
  Primary A Shares.....................................     (63,300,754)   (7,975,716 )     (21,160,991)     (17,470,224)
  Primary B Shares.....................................      (5,219,220)     (629,280 )      (2,067,743)        (174,351)
  Investor A Shares....................................     (26,258,772)     (789,222 )      (2,806,333)      (1,934,401)
  Investor B Shares....................................      (8,031,192)   (1,447,430 )     (34,807,017)      (2,605,587)
  Investor C Shares....................................      (1,929,682)      (44,394 )        (264,086)        (909,844)
  Investor D Shares....................................          (6,330)       (8,306 )          (3,833)             (43)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Primary A Shares.....................................      22,235,204   (27,249,529 )     (29,591,600)     (67,976,606)
  Primary B Shares.....................................      98,679,530   (10,822,420 )       7,849,064        6,481,858
  Investor A Shares....................................     (32,478,783)  (31,070,346 )      22,706,306        3,534,394
  Investor B Shares....................................     (29,399,183)  (19,160,586 )     (93,799,676)      48,012,205
  Investor C Shares....................................       7,485,653       411,104         7,956,121      (12,756,776)
  Investor D Shares....................................         289,503         6,548               372           10,934
                                                         --------------   ------------   --------------   --------------
Net increase/(decrease) in net assets..................      66,811,924   (87,885,063 )     (84,868,038)     (22,693,991)
NET ASSETS:
Beginning of period....................................   4,101,773,361   481,444,223     2,491,935,850    1,416,207,268
                                                         --------------   ------------   --------------   --------------
End of period..........................................  $4,168,585,285   $393,559,160   $2,407,067,812   $1,393,513,277
                                                         --------------   -----------    --------------   --------------
Undistributed net investment income at end of period...  $           --   $    13,157    $       10,103   $        5,737
                                                         --------------   -----------    --------------   --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 1996

                                                                           NATIONS
                                                           NATIONS        GOVERNMENT        NATIONS          NATIONS
                                                            PRIME        MONEY MARKET      TREASURY         TAX EXEMPT
                                                           FUND(a)         FUND(b)          FUND(a)          FUND(b)
                                                         ---------------------------------------------------------------
Net investment income.................................  $  190,945,353   $ 8,158,679    $   134,105,989   $   15,271,173
Net realized loss on investments......................         (42,433)       (1,658)           (46,919)              --
                                                        --------------   ------------   ---------------   --------------
Net increase in net assets resulting from
  operations..........................................     190,902,920     8,157,021        134,059,070       15,271,173
Distributions to shareholders from net investment
  income:
  Primary A Shares....................................    (130,059,809)   (5,993,420)       (99,400,052)     (11,805,259)
  Primary B Shares....................................      (5,121,793)     (454,644)        (2,534,994)        (116,636)
  Investor A Shares...................................     (39,740,146)     (787,770)        (5,129,970)      (1,347,117)
  Investor B Shares...................................     (13,005,667)     (882,980)       (26,681,463)      (1,418,100)
  Investor C Shares...................................      (3,015,901)      (39,832)          (350,433)        (584,042)
  Investor D Shares...................................          (2,037)          (33)               (83)             (19)
Distributions to shareholders from net realized gain
  on investments:
  Primary A Shares....................................              --            --             (6,502)              --
  Primary B Shares....................................              --            --               (176)              --
  Investor A Shares...................................              --            --               (362)              --
  Investor B Shares...................................              --            --             (1,930)              --
  Investor C Shares...................................              --            --                (24)              --
  Investor D Shares...................................              --            --                 --               --
Net increase/(decrease) in net assets from Fund
  share transactions:
  Primary A Shares....................................    (400,652,057)    3,872,972     (2,075,795,502)     173,638,492
  Primary B Shares....................................     (29,817,441)    4,458,845         (9,326,431)      (2,296,026)
  Investor A Shares...................................     401,182,199    22,569,043        (17,889,209)       2,205,180
  Investor B Shares...................................     141,690,333    35,541,203      1,472,486,586       46,541,215
  Investor C Shares...................................      21,373,710    (2,683,604)         2,410,143       25,335,079
  Investor D Shares...................................          38,442            32                 82               18
                                                        --------------   ------------   ---------------   --------------
Net increase/(decrease) in net assets.................     133,772,753    63,756,833       (628,161,250)     245,423,958
NET ASSETS:
Beginning of period...................................   3,968,000,608   417,687,390      3,120,097,100    1,170,783,310
                                                        --------------   ------------   ---------------   --------------
End of period.........................................  $4,101,773,361   $481,444,223   $ 2,491,935,850   $1,416,207,268
                                                        --------------   -----------    ---------------   --------------
Undistributed net investment income at end of
  period..............................................  $           --   $    13,157    $        10,103   $        5,737
                                                        --------------   -----------    ---------------   --------------

---------------

(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31. The numbers reflected are for the period June 1, 1995 through March 31, 1996.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30. The numbers reflected are for the period December 1, 1995 through March 31, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                                                                  NATIONS GOVERNMENT
                                               NATIONS PRIME FUND                                  MONEY MARKET FUND
                                    SIX MONTHS ENDED                                   SIX MONTHS ENDED
                                   SEPTEMBER 30, 1996          PERIOD ENDED           SEPTEMBER 30, 1996          PERIOD ENDED
                                      (UNAUDITED)            MARCH 31, 1996(a)           (UNAUDITED)            MARCH 31, 1996(b)
                                        -----------------------------------------------------------------------------------
PRIMARY A SHARES:
 Sold.........................      $  1,207,957,237          $ 2,343,459,930           $  159,421,532            $ 219,823,787
 Issued in exchange for
   Primary A Shares of
 Peachtree:
   Prime Money Market Fund
     (Note 7).................            46,492,996                       --                       --                       --
   Government Money Market
     Fund (Note 7)............                --               --              31,480,400                       --
 Issued as reinvestment of
   dividends..................                    --                  486,972                       --                       --
 Redeemed.....................        (1,232,215,029)          (2,744,598,959)            (218,151,461)            (215,950,815)
                                     ---------------          ---------------            -------------            -------------
 Net increase/(decrease)......      $     22,235,204          $  (400,652,057)          $  (27,249,529)           $   3,872,972
                                       -------------            -------------            -------------            -------------
PRIMARY B SHARES:
 Sold.........................      $    882,334,403          $   363,309,249           $   81,998,017            $  46,099,378
 Redeemed.....................          (783,654,873)            (393,126,690)             (92,820,437)             (41,640,533)
                                     ---------------          ---------------            -------------            -------------
 Net increase/(decrease)......      $     98,679,530          $   (29,817,441)          $  (10,822,420)           $   4,458,845
                                       -------------            -------------            -------------            -------------
INVESTOR A SHARES:
 Sold.........................      $  1,739,707,730          $ 3,357,983,129           $   15,484,515            $  60,796,659
 Issued as reinvestment of
   dividends..................            25,567,303               37,851,418                  786,331                  766,444
 Redeemed.....................        (1,797,753,816)          (2,994,652,348)             (47,341,192)             (38,994,060)
                                     ---------------          ---------------            -------------            -------------
 Net increase/(decrease)......      $    (32,478,783)         $   401,182,199           $  (31,070,346)           $  22,569,043
                                       -------------            -------------            -------------            -------------
INVESTOR B SHARES:
 Sold.........................      $    684,572,655          $ 1,738,995,404           $   47,957,991            $ 111,579,007
 Issued as reinvestment of
   dividends..................             6,082,652                9,673,991                1,308,891                  617,266
 Redeemed.....................          (720,054,490)          (1,606,979,062)             (68,427,468)             (76,655,070)
                                     ---------------          ---------------            -------------            -------------
 Net increase/(decrease)......      $    (29,399,183)         $   141,690,333           $  (19,160,586)           $  35,541,203
                                       -------------            -------------            -------------            -------------
INVESTOR C SHARES:
 Sold.........................      $    118,975,636          $   190,895,727           $    2,308,456            $   1,909,288
 Issued as reinvestment of
   dividends..................             1,892,417                2,613,240                   43,854                   38,740
 Redeemed.....................          (113,382,400)            (172,135,257)              (1,941,206)              (4,631,632)
                                     ---------------          ---------------            -------------            -------------
 Net increase/(decrease)......      $      7,485,653          $    21,373,710           $      411,104            $  (2,683,604)
                                       -------------            -------------            -------------            -------------
INVESTOR D SHARES:
 Sold.........................      $      2,155,287          $        92,585           $    1,704,869            $          --
 Issued as reinvestment of
   dividends..................                 6,076                    2,069                    5,741                       32
 Redeemed.....................            (1,871,860)                 (56,212)              (1,704,062)                      --
                                     ---------------          ---------------            -------------            -------------
 Net increase.................      $        289,503          $        38,442           $        6,548            $          32
                                       -------------            -------------            -------------            -------------

---------------
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                              NATIONS TREASURY FUND                             NATIONS TAX EXEMPT FUND
                                    SIX MONTHS ENDED                                   SIX MONTHS ENDED
                                   SEPTEMBER 30, 1996          PERIOD ENDED           SEPTEMBER 30, 1996          PERIOD ENDED
                                      (UNAUDITED)            MARCH 31, 1996(a)           (UNAUDITED)            MARCH 31, 1996(b)
                                        -----------------------------------------------------------------------------------
PRIMARY A SHARES:
 Sold.........................      $  1,031,280,831          $ 4,227,193,042           $  728,125,671            $ 561,383,700
 Issued as reinvestment of
   dividends..................                    --                   10,474                       --                       --
 Redeemed.....................        (1,060,872,431)          (6,302,999,018)            (796,102,277)            (387,745,208)
                                     ---------------          ---------------            -------------            -------------
 Net increase/(decrease)......      $    (29,591,600)         $(2,075,795,502)          $  (67,976,606)           $ 173,638,492
                                       -------------            -------------            -------------            -------------
PRIMARY B SHARES:
 Sold.........................      $    284,994,944          $   250,262,684           $   44,630,944            $  14,219,439
 Redeemed.....................          (277,145,880)            (259,589,115)             (38,149,086)             (16,515,465)
                                     ---------------          ---------------            -------------            -------------
 Net increase/(decrease)......      $      7,849,064          $    (9,326,431)          $    6,481,858            $  (2,296,026)
                                       -------------            -------------            -------------            -------------
INVESTOR A SHARES:
 Sold.........................      $    642,310,588          $   355,900,666           $  207,681,446            $ 116,297,792
 Issued as reinvestment of
   dividends..................             1,390,961                4,759,978                1,278,902                1,294,655
 Redeemed.....................          (620,995,243)            (378,549,853)            (205,425,954)            (115,387,267)
                                     ---------------          ---------------            -------------            -------------
 Net increase/(decrease)......      $     22,706,306          $   (17,889,209)          $    3,534,394            $   2,205,180
                                       -------------            -------------            -------------            -------------
INVESTOR B SHARES:
 Sold.........................      $  5,342,739,588          $ 7,051,467,524           $  261,586,960            $ 271,059,312
 Issued as reinvestment of
   dividends..................             1,317,063                2,333,486                2,373,994                  831,949
 Redeemed.....................        (5,437,856,327)          (5,581,314,424)            (215,948,749)            (225,350,046)
                                     ---------------          ---------------            -------------            -------------
 Net increase/(decrease)......      $    (93,799,676)         $ 1,472,486,586           $   48,012,205            $  46,541,215
                                       -------------            -------------            -------------            -------------
INVESTOR C SHARES:
 Sold.........................      $     18,778,938          $    18,619,338           $   82,139,816            $  70,804,287
 Issued as reinvestment of
   dividends..................               126,293                  345,992                  625,551                  569,704
 Redeemed.....................           (10,949,110)             (16,555,187)             (95,522,143)             (46,038,912)
                                     ---------------          ---------------            -------------            -------------
 Net increase/(decrease)......      $      7,956,121          $     2,410,143           $  (12,756,776)           $  25,335,079
                                       -------------            -------------            -------------            -------------
INVESTOR D SHARES:
 Sold.........................      $        480,124          $            --           $       11,123            $          --
 Issued as reinvestment of
   dividends..................                   564                       82                       23                       18
 Redeemed.....................              (480,316)                      --                     (212)                      --
                                     ---------------          ---------------            -------------            -------------
 Net increase.................      $            372          $            82           $       10,934            $          18
                                       -------------            -------------            -------------            -------------

---------------
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

(b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      NET
                                                     ASSET                                                   TOTAL
                                                     VALUE                            DIVIDENDS FROM       DIVIDENDS
                                                  BEGINNING OF     NET INVESTMENT     NET INVESTMENT          AND
                                                     PERIOD            INCOME             INCOME         DISTRIBUTIONS
                                                  --------------------------------------------------------------------
NATIONS PRIME FUND
PRIMARY A SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00           $ 0.0259           $(0.0259)         $ (0.0259)
Period ended 03/31/1996(a)......................       1.00             0.0468            (0.0468)           (0.0468)
Year ended 05/31/1995...........................       1.00             0.0519            (0.0519)           (0.0519)
Year ended 05/31/1994...........................       1.00             0.0318            (0.0318)           (0.0318)
Year ended 05/31/1993...........................       1.00             0.0328            (0.0328)           (0.0328)
Year ended 05/31/1992...........................       1.00             0.0506            (0.0506)           (0.0506)
Year ended 05/31/1991...........................       1.00             0.0749            (0.0749)           (0.0749)
Year ended 05/31/1990...........................       1.00             0.0855            (0.0855)           (0.0855)
Year ended 05/31/1989...........................       1.00             0.0839            (0.0839)           (0.0839)
Year ended 05/31/1988...........................       1.00             0.0675            (0.0675)           (0.0675)
Period ended 05/31/1987*........................       1.00             0.0277            (0.0277)           (0.0277)
PRIMARY B SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00           $ 0.0247           $(0.0247)         $ (0.0247)
Period ended 03/31/1996(a)......................       1.00             0.0447            (0.0447)           (0.0447)
Period ended 05/31/1995*........................       1.00             0.0474            (0.0474)           (0.0474)
INVESTOR A SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00           $ 0.0242           $(0.0242)         $ (0.0242)
Period ended 03/31/1996(a)......................       1.00             0.0438            (0.0438)           (0.0438)
Year ended 05/31/1995...........................       1.00             0.0475            (0.0475)           (0.0475)
Year ended 05/31/1994...........................       1.00             0.0283            (0.0283)           (0.0283)
Year ended 05/31/1993...........................       1.00             0.0293            (0.0293)           (0.0293)
Year ended 05/31/1992...........................       1.00             0.0470            (0.0470)           (0.0470)
Period ended 05/31/1991*........................       1.00             0.0617            (0.0617)           (0.0617)
INVESTOR B SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00           $ 0.0247           $(0.0247)         $ (0.0247)
Period ended 03/31/1996(a)......................       1.00             0.0447            (0.0447)           (0.0447)
Year ended 05/31/1995...........................       1.00             0.0493            (0.0493)           (0.0493)
Period ended 05/31/1994*........................       1.00             0.0015            (0.0015)           (0.0015)
INVESTOR C SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00           $ 0.0247           $(0.0247)         $ (0.0247)
Period ended 03/31/1996(a)......................       1.00             0.0447            (0.0447)           (0.0447)
Year ended 05/31/1995...........................       1.00             0.0493            (0.0493)           (0.0493)
Period ended 05/31/1994*........................       1.00             0.0155            (0.0155)           (0.0155)
INVESTOR D SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00           $ 0.0234           $(0.0234)         $ (0.0234)
Period ended 03/31/1996(a)......................       1.00             0.0439            (0.0439)           (0.0439)
Period ended 05/31/1995*........................       1.00             0.0173            (0.0173)           (0.0173)

---------------

    * Nations Prime Fund's Primary A, Primary B, Investor A, Investor B, Investor C and Investor D Shares commenced operations on December 15, 1986, June 16, 1994, July 16, 1990, May 11, 1994, November 26, 1993 and
      February 9, 1995, respectively.

  (+) Annualized.

 (++) Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

(+++) Unaudited.

  (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      WITHOUT WAIVERS AND/OR
                                                                                      EXPENSE REIMBURSEMENTS
                                                                                 --------------------------------
        NET                                    RATIO OF          RATIO OF         RATIO OF
       ASSET                   NET ASSETS      OPERATING      NET INVESTMENT      OPERATING
       VALUE                     END OF       EXPENSES TO       INCOME TO        EXPENSES TO       NET INVESTMENT
       END OF      TOTAL         PERIOD       AVERAGE NET      AVERAGE NET       AVERAGE NET           INCOME
       PERIOD     RETURN+(+)   (IN 000'S)       ASSETS            ASSETS           ASSETS            PER SHARE
-----------------------------------------------------------------------------------------------------------------
       $1.00        2.62%      $2,494,706         0.30%(+)         5.17%(+)          0.37%(+)         $ 0.0255
        1.00        4.79       2,472,469          0.30(+)          5.62(+)           0.37(+)            0.0463
        1.00        5.32       2,873,096          0.30             5.23              0.38               0.0511
        1.00        3.22       2,883,762          0.30             3.20              0.37               0.0311
        1.00        3.33       1,156,266          0.30             3.25              0.36               0.0322
        1.00        5.19(+++)    500,476          0.30             5.03              0.42               0.0494
        1.00        7.75(+++)    574,993          0.30             7.47              0.44               0.0735
        1.00        8.88(+++)    433,298          0.32             8.43              0.50(+++)          0.0731+++
        1.00        8.71(+++)    115,295          0.35             8.11              0.55(+++)          0.0819+++
        1.00        6.94(+++)    264,063          0.36             6.73              0.56(+++)          0.0655+++
        1.00        2.79(+++)    252,562          0.35(+)          5.99(+)           0.65(+)/(+++)      0.0247+++
       $1.00        2.49%      $ 194,974          0.55%(+)         4.92%(+)          0.62%(+)         $ 0.0243
        1.00        4.57          96,305          0.55(+)          5.37(+)           0.62(+)            0.0442
        1.00        4.84         126,120          0.55(+)          4.98(+)           0.63(+)            0.0466
       $1.00        2.43%      $1,067,017         0.65%(+)         4.82%(+)          0.72%(+)         $ 0.0238
        1.00        4.48       1,099,490          0.65(+)          5.27(+)           0.72(+)            0.0433
        1.00        4.85         698,358          0.75             4.78              0.83               0.0467
        1.00        2.86         511,833          0.65             2.85              0.72               0.0276
        1.00        2.97         306,376          0.65             2.90              0.71               0.0287
        1.00        4.81(+++)    281,101          0.65             4.67              0.77               0.0458
        1.00        7.31(+++)    144,202          0.65(+)          6.69(+)           0.79(+)            0.0603
       $1.00        2.49%      $ 329,251          0.55%(+)         4.92%(+)          0.62%(+)         $ 0.0243
        1.00        4.57         358,646          0.55(+)          5.37(+)           0.62(+)            0.0442
        1.00        5.03         216,973          0.56             4.97              0.64               0.0485
        1.00        0.15               2          0.55(+)          2.95(+)           0.62(+)            0.0015
       $1.00        2.49%      $  82,307          0.55%(+)         4.92%(+)          0.62%(+)         $ 0.0243
        1.00        4.57          74,822          0.55(+)          5.37(+)           0.62(+)            0.0442
        1.00        5.03          53,451          0.56             4.97              0.64               0.0485
        1.00        1.58           1,481          0.55(+)          2.95(+)           0.62(+)            0.0151
       $1.00        2.36%      $     330          0.80%(+)         4.67%(+)          0.87%(+)         $ 0.0230
        1.00        4.49              40          0.67(+)          5.25(+)           0.74(+)            0.0434
        1.00        1.74               2          0.55(+)          4.98(+)           0.63(+)            0.0165

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      NET
                                                     ASSET                               DIVIDENDS        DISTRIBUTIONS
                                                     VALUE                                  FROM              FROM
                                                  BEGINNING OF     NET INVESTMENT      NET INVESTMENT     NET REALIZED
                                                     PERIOD            INCOME              INCOME         CAPITAL GAINS
                                                  ---------------------------------------------------------------------
NATIONS GOVERNMENT MONEY MARKET FUND
PRIMARY A SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00            $0.0251            $(0.0251)                --
Period ended 03/31/1996(a)......................       1.00             0.0173             (0.0173)                --
Year ended 11/30/1995...........................       1.00             0.0558             (0.0558)                --
Year ended 11/30/1994...........................       1.00             0.0375             (0.0375)         $ (0.0000)(#)
Year ended 11/30/1993...........................       1.00             0.0294             (0.0294)                --
Year ended 11/30/1992...........................       1.00             0.0358             (0.0358)                --
Period ended 11/30/1991*........................       1.00             0.0571             (0.0571)                --
PRIMARY B SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00            $0.0238            $(0.0238)                --
Period ended 03/31/1996(a)......................       1.00             0.0165             (0.0165)                --
Year ended 11/30/1995...........................       1.00             0.0533             (0.0533)                --
Period ended 11/30/1994*........................       1.00             0.0200             (0.0200)         $ (0.0000)(#)
INVESTOR A SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00            $0.0233            $(0.0233)                --
Period ended 03/31/1996(a)......................       1.00             0.0162             (0.0162)                --
Year ended 11/30/1995...........................       1.00             0.0522             (0.0522)                --
Year ended 11/30/1994...........................       1.00             0.0340             (0.0340)         $ (0.0000)(#)
Year ended 11/30/1993...........................       1.00             0.0256             (0.0256)                --
Year ended 11/30/1992...........................       1.00             0.0358             (0.0358)                --
Period ended 11/30/1991*........................       1.00             0.0571             (0.0571)                --
INVESTOR B SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00            $0.0238            $(0.0238)                --
Period ended 03/31/1996(a)......................       1.00             0.0165             (0.0165)                --
Year ended 11/30/1995...........................       1.00             0.0532             (0.0532)                --
Period ended 11/30/1994*........................       1.00             0.0222             (0.0222)         $ (0.0000)(#)
INVESTOR C SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00            $0.0238            $(0.0238)                --
Period ended 03/31/1996(a)......................       1.00             0.0165             (0.0165)                --
Year ended 11/30/1995...........................       1.00             0.0532             (0.0532)                --
Period ended 11/30/1994*........................       1.00             0.0290             (0.0290)         $ (0.0000)(#)
INVESTOR D SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00            $0.0224            $(0.0224)                --
Period ended 03/31/1996(a)......................       1.00             0.0157             (0.0157)                --
Period ended 11/30/1995*........................       1.00             0.0418             (0.0418)                --


                                                      TOTAL
                                                    DIVIDENDS
                                                       AND
                                                  DISTRIBUTIONS
                                                  ---------------------------
NATIONS GOVERNMENT MONEY MARKET FUND
PRIMARY A SHARES
Six months ended 09/30/1996 (unaudited).........    $ (0.0251)
Period ended 03/31/1996(a)......................      (0.0173)
Year ended 11/30/1995...........................      (0.0558)
Year ended 11/30/1994...........................      (0.0375)
Year ended 11/30/1993...........................      (0.0294)
Year ended 11/30/1992...........................      (0.0358)
Period ended 11/30/1991*........................      (0.0571)
PRIMARY B SHARES
Six months ended 09/30/1996 (unaudited).........    $ (0.0238)
Period ended 03/31/1996(a)......................      (0.0165)
Year ended 11/30/1995...........................      (0.0533)
Period ended 11/30/1994*........................      (0.0200)
INVESTOR A SHARES
Six months ended 09/30/1996 (unaudited).........    $ (0.0233)
Period ended 03/31/1996(a)......................      (0.0162)
Year ended 11/30/1995...........................      (0.0522)
Year ended 11/30/1994...........................      (0.0340)
Year ended 11/30/1993...........................      (0.0256)
Year ended 11/30/1992...........................      (0.0358)
Period ended 11/30/1991*........................      (0.0571)
INVESTOR B SHARES
Six months ended 09/30/1996 (unaudited).........    $ (0.0238)
Period ended 03/31/1996(a)......................      (0.0165)
Year ended 11/30/1995...........................      (0.0532)
Period ended 11/30/1994*........................      (0.0222)
INVESTOR C SHARES
Six months ended 09/30/1996 (unaudited).........    $ (0.0238)
Period ended 03/31/1996(a)......................      (0.0165)
Year ended 11/30/1995...........................      (0.0532)
Period ended 11/30/1994*........................      (0.0290)
INVESTOR D SHARES
Six months ended 09/30/1996 (unaudited).........    $ (0.0224)
Period ended 03/31/1996(a)......................      (0.0157)
Period ended 11/30/1995*........................      (0.0418)

---------------
* Nations Government Money Market Fund's Primary A, Primary B, Investor A, Investor B, Investor C and Investor D Shares commenced operations on December 3, 1990, June 16, 1994, February 11, 1991, May 17, 1994, March
      21, 1994 and February 10, 1995, respectively.
(+)   Annualized.
(++) Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(+++) Unaudited.
(#)   Amount represents less than $0.0001 per share.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        WITHOUT WAIVERS AND/OR
                                                                                        EXPENSE REIMBURSEMENTS
                                                                                    ------------------------------
          NET                                     RATIO OF          RATIO OF         RATIO OF
         ASSET                    NET ASSETS      OPERATING      NET INVESTMENT      OPERATING
         VALUE                      END OF       EXPENSES TO       INCOME TO        EXPENSES TO     NET INVESTMENT
        END OF        TOTAL         PERIOD       AVERAGE NET      AVERAGE NET       AVERAGE NET         INCOME
        PERIOD       RETURN(++)   (IN 000'S)       ASSETS            ASSETS           ASSETS          PER SHARE
------------------------------------------------------------------------------------------------------------------
         $1.00        2.55%        $309,517        0.30%(+)         5.00%(+)          0.59%(+)         $ 0.0236
          1.00         1.74         336,771          0.30(+)          5.20(+)           0.59(+)          0.0163
          1.00         5.72         332,895          0.30             5.58              0.57             0.0531
          1.00         3.84         432,729          0.30             3.79              0.59             0.0347
          1.00         2.96         475,180          0.30             2.91              0.56             0.0269
          1.00         3.63(+++)    414,412          0.42             3.55              0.58             0.0341
          1.00         5.87(+++)    333,979          0.43(+)          5.49(+)           0.62(+)          0.0551
         $1.00        2.42%        $ 20,759        0.55%(+)         4.75%(+)          0.84%(+)         $ 0.0223
          1.00         1.66          31,581          0.55(+)          4.95(+)           0.84(+)          0.0155
          1.00         5.45          27,122          0.55             5.33              0.82             0.0506
          1.00         2.02          72,747          0.55(+)          3.54(+)           0.84(+)          0.0186
         $1.00        2.36%        $ 17,675        0.65%(+)         4.65%(+)          0.94%(+)         $ 0.0218
          1.00         1.62          48,742          0.65(+)          4.85(+)           0.94(+)          0.0152
          1.00         5.34          26,175          0.65             5.23              0.92             0.0495
          1.00         3.45          20,173          0.65             3.44              0.94             0.0311
          1.00         2.60          10,499          0.61             2.60              0.87             0.0231
          1.00         3.63(+++)     13,851          0.42             3.55              0.58             0.0341
          1.00         5.86(+++)      8,949          0.43(+)          5.49(+)           0.62(+)          0.0551
         $1.00        2.42%        $ 43,457        0.55%(+)         4.75%(+)          0.84%(+)         $ 0.0223
          1.00         1.66          62,617          0.55(+)          4.95(+)           0.84(+)          0.0155
          1.00         5.45          27,079          0.55             5.33              0.82             0.0505
          1.00         2.24          11,955          0.55(+)          3.54(+)           0.84(+)          0.0206
         $1.00        2.42%        $  2,142        0.55%(+)         4.75%(+)          0.84%(+)         $ 0.0223
          1.00         1.66           1,731          0.55(+)          4.95(+)           0.84(+)          0.0155
          1.00         5.44           4,414          0.55             5.33              0.82             0.0505
          1.00         2.94             476          0.55(+)          3.54(+)           0.84(+)          0.0268
         $1.00        2.27%        $      9        0.80%(+)         4.50%(+)          1.09%(+)         $ 0.0209
          1.00         1.58               2          0.71(+)          4.79(+)           1.00(+)          0.0147
          1.00         4.38               2          0.55(+)          5.33(+)           0.82(+)          0.0397

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      NET
                                                     ASSET                               DIVIDENDS        DISTRIBUTIONS
                                                     VALUE                                  FROM              FROM
                                                  BEGINNING OF     NET INVESTMENT      NET INVESTMENT     NET REALIZED
                                                     PERIOD            INCOME              INCOME         CAPITAL GAINS
                                                  ---------------------------------------------------------------------
NATIONS TREASURY FUND
PRIMARY A SHARES
Six months ended 09/30/1996(unaudited)..........     $ 1.00            $0.0253            $(0.0253)                --
Period ended 03/31/1996(a)......................       1.00             0.0458             (0.0458)           (0.0000)(#)
Year ended 05/31/1995...........................       1.00             0.0494             (0.0494)           (0.0000)(#)
Year ended 05/31/1994...........................       1.00             0.0297             (0.0297)                --
Year ended 05/31/1993...........................       1.00             0.0307             (0.0307)                --
Year ended 05/31/1992...........................       1.00             0.0483             (0.0483)                --
Year ended 05/31/1991...........................       1.00             0.0721             (0.0721)                --
Year ended 05/31/1990...........................       1.00             0.0829             (0.0829)                --
Year ended 05/31/1989...........................       1.00             0.0802             (0.0802)                --
Year ended 05/31/1988...........................       1.00             0.0630             (0.0630)                --
Period ended 05/31/1987*........................       1.00             0.0262             (0.0262)                --
PRIMARY B SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00            $0.0241            $(0.0241)                --
Period ended 03/31/1996(a)......................       1.00             0.0437             (0.0437)           (0.0000)(#)
Period ended 05/31/1995*........................       1.00             0.0449             (0.0449)           (0.0000)(#)
INVESTOR A SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00            $0.0236            $(0.0236)                --
Period ended 03/31/1996(a)......................       1.00             0.0429             (0.0429)           (0.0000)(#)
Year ended 05/31/1995...........................       1.00             0.0457             (0.0457)           (0.0000)(#)
Year ended 05/31/1994...........................       1.00             0.0262             (0.0262)                --
Year ended 05/31/1993...........................       1.00             0.0272             (0.0272)                --
Year ended 05/31/1992...........................       1.00             0.0448             (0.0448)                --
Period ended 05/31/1991*........................       1.00             0.0592             (0.0592)                --
INVESTOR B SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00            $0.0241            $(0.0241)                --
Period ended 03/31/1996(a)......................       1.00             0.0437             (0.0437)           (0.0000)(#)
Year ended 05/31/1995...........................       1.00             0.0468             (0.0468)           (0.0000)(#)
Period ended 05/31/1994*........................       1.00             0.0015             (0.0015)                --
INVESTOR C SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00            $0.0241            $(0.0241)                --
Period ended 03/31/1996(a)......................       1.00             0.0437             (0.0437)           (0.0000)(#)
Year ended 05/31/1995...........................       1.00             0.0468             (0.0468)           (0.0000)(#)
Period ended 05/31/1994*........................       1.00             0.0019             (0.0019)                --
INVESTOR D SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00            $0.0222            $(0.0222)                --
Period ended 03/31/1996(a)......................       1.00             0.0404             (0.0404)                --
Period ended 05/31/1995*........................       1.00             0.0167             (0.0167)                --


                                                      TOTAL
                                                    DIVIDENDS
                                                       AND
                                                  DISTRIBUTIONS
                                                  -----------------------------------------
NATIONS TREASURY FUND
PRIMARY A SHARES
Six months ended 09/30/1996(unaudited)..........    $ (0.0253)
Period ended 03/31/1996(a)......................      (0.0458)
Year ended 05/31/1995...........................      (0.0494)
Year ended 05/31/1994...........................      (0.0297)
Year ended 05/31/1993...........................      (0.0307)
Year ended 05/31/1992...........................      (0.0483)
Year ended 05/31/1991...........................      (0.0721)
Year ended 05/31/1990...........................      (0.0829)
Year ended 05/31/1989...........................      (0.0802)
Year ended 05/31/1988...........................      (0.0630)
Period ended 05/31/1987*........................      (0.0262)
PRIMARY B SHARES
Six months ended 09/30/1996 (unaudited).........    $ (0.0241)
Period ended 03/31/1996(a)......................      (0.0437)
Period ended 05/31/1995*........................      (0.0449)
INVESTOR A SHARES
Six months ended 09/30/1996 (unaudited).........    $ (0.0236)
Period ended 03/31/1996(a)......................      (0.0429)
Year ended 05/31/1995...........................      (0.0457)
Year ended 05/31/1994...........................      (0.0262)
Year ended 05/31/1993...........................      (0.0272)
Year ended 05/31/1992...........................      (0.0448)
Period ended 05/31/1991*........................      (0.0592)
INVESTOR B SHARES
Six months ended 09/30/1996 (unaudited).........    $ (0.0241)
Period ended 03/31/1996(a)......................      (0.0437)
Year ended 05/31/1995...........................      (0.0468)
Period ended 05/31/1994*........................      (0.0015)
INVESTOR C SHARES
Six months ended 09/30/1996 (unaudited).........    $ (0.0241)
Period ended 03/31/1996(a)......................      (0.0437)
Year ended 05/31/1995...........................      (0.0468)
Period ended 05/31/1994*........................      (0.0019)
INVESTOR D SHARES
Six months ended 09/30/1996 (unaudited).........    $ (0.0222)
Period ended 03/31/1996(a)......................      (0.0404)
Period ended 05/31/1995*........................      (0.0167)

---------------
* The Nations Treasury Fund's Primary A, Primary B, Investor A, Investor B, Investor C and Investor D Shares commenced operations on December 15, 1986, June 16, 1994, July 16, 1990, May 16, 1994, May 11, 1994 and
      February 9, 1995, respectively.

(+)   Annualized.
(++) Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(+++) Unaudited.
(#)   Amount represents less than $0.0001.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND

--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                     WITHOUT WAIVERS AND/OR
                                                                                     EXPENSE REIMBURSEMENTS
                                                                                 ------------------------------
        NET                                    RATIO OF          RATIO OF         RATIO OF
       ASSET                   NET ASSETS      OPERATING      NET INVESTMENT      OPERATING
       VALUE                     END OF       EXPENSES TO       INCOME TO        EXPENSES TO     NET INVESTMENT
       END OF      TOTAL         PERIOD       AVERAGE NET      AVERAGE NET       AVERAGE NET         INCOME
       PERIOD     RETURN++     (IN 000'S)       ASSETS            ASSETS           ASSETS          PER SHARE
---------------------------------------------------------------------------------------------------------------
       $1.00        2.57%      $ 791,442          0.30%(+)         5.05%(+)          0.38%(+)       $ 0.0249
        1.00        4.67         821,030          0.30(+)          5.52(+)           0.37(+)          0.0453
        1.00        5.05       2,896,868          0.30             4.99              0.35             0.0489
        1.00        2.99       2,679,992          0.30             2.97              0.36             0.0292
        1.00        3.12       2,956,796          0.30             3.02              0.36             0.0302
        1.00        4.95(+++)  1,094,741          0.29             4.82              0.42             0.0470
        1.00        7.46(+++)    955,186          0.25             7.04              0.43             0.0703
        1.00        8.61(+++)    392,843          0.25             8.18              0.59(+++)        0.0693(+++)
        1.00        8.33(+++)     90,946          0.39             7.93              0.58(+++)        0.0783(+++)
        1.00        6.49(+++)    111,414          0.38             6.31              0.65(+++)        0.0603(+++)
        1.00        2.64(+++)     66,221          0.35(+)          5.68(+)           0.75(+)/(+++)    0.0222(+++)
       $1.00        2.44%      $  55,337          0.55%(+)         4.80%(+)          0.63%(+)       $ 0.0237
        1.00        4.46          47,488          0.55(+)          5.27(+)           0.62(+)          0.0432
        1.00        4.56          56,815          0.55(+)          4.74(+)           0.60(+)          0.0444
       $1.00        2.39%      $ 112,291          0.65%(+)         4.70%(+)          0.73%(+)       $ 0.0232
        1.00        4.36          89,584          0.65(+)          5.17(+)           0.72(+)          0.0424
        1.00        4.65         107,475          0.67             4.62              0.72             0.0452
        1.00        2.67          74,195          0.65             2.62              0.71             0.0257
        1.00        2.77         105,828          0.65             2.67              0.71             0.0266
        1.00        4.57(+++)     90,917          0.64             4.47              0.76             0.0435
        1.00        6.98(+++)     37,265          0.61(+)          6.53(+)           0.83(+)          0.0570
       $1.00        2.44%      $1,431,255         0.55%(+)         4.80%(+)          0.63%(+)       $ 0.0237
        1.00        4.46       1,525,048          0.55(+)          5.27(+)           0.62(+)          0.0432
        1.00        4.76          52,564          0.56             4.73              0.61             0.0463
        1.00        0.14               2          0.55(+)          2.72(+)           0.61(+)          0.0014
       $1.00        2.44%      $  16,739          0.55%(+)         4.80%(+)          0.63%(+)       $ 0.0237
        1.00        4.46           8,783          0.55(+)          5.27(+)           0.62(+)          0.0432
        1.00        4.76           6,373          0.56             4.73              0.61             0.0463
        1.00        0.19             191          0.55(+)          2.72(+)           0.61(+)          0.0019
       $1.00        2.24%      $       2          0.80%(+)         4.55%(+)          0.88%(+)       $ 0.0218
        1.00        4.09               2          0.64(+)          5.18(+)           0.71(+)          0.0399
        1.00        1.67               2          0.55(+)          4.74(+)           0.60(+)          0.0162

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                      NET
                                                     ASSET                                                   TOTAL
                                                     VALUE                            DIVIDENDS FROM       DIVIDENDS
                                                  BEGINNING OF     NET INVESTMENT     NET INVESTMENT          AND
                                                     PERIOD            INCOME             INCOME         DISTRIBUTIONS
                                                  --------------------------------------------------------------------
NATIONS TAX EXEMPT FUND
PRIMARY A SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00           $ 0.0164           $(0.0164)         $ (0.0164)
Period ended 03/31/1996(a)......................       1.00             0.0112            (0.0112)           (0.0112)
Year ended 11/30/1995...........................       1.00             0.0361            (0.0361)           (0.0361)
Year ended 11/30/1994...........................       1.00             0.0257            (0.0257)           (0.0257)
Year ended 11/30/1993...........................       1.00             0.0223            (0.0223)           (0.0223)
Year ended 11/30/1992...........................       1.00             0.0267            (0.0267)           (0.0267)
Year ended 11/30/1991...........................       1.00             0.0422            (0.0422)           (0.0422)
Year ended 11/30/1990...........................       1.00             0.0550            (0.0550)           (0.0550)
Year ended 11/30/1989...........................       1.00             0.0600            (0.0600)           (0.0600)
Period ended 11/30/1988*........................       1.00             0.0350            (0.0350)           (0.0350)
PRIMARY B SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00           $ 0.0152           $(0.0152)         $ (0.0152)
Period ended 03/31/1996(a)......................       1.00             0.0104            (0.0104)           (0.0104)
Year ended 11/30/1995...........................       1.00             0.0335            (0.0335)           (0.0335)
Period ended 11/30/1994*........................       1.00             0.0116            (0.0116)           (0.0116)
INVESTOR A SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00           $ 0.0152           $(0.0152)         $ (0.0152)
Period ended 03/31/1996(a)......................       1.00             0.0104            (0.0104)           (0.0104)
Year ended 11/30/1995...........................       1.00             0.0335            (0.0335)           (0.0335)
Year ended 11/30/1994...........................       1.00             0.0231            (0.0231)           (0.0231)
Year ended 11/30/1993...........................       1.00             0.0198            (0.0198)           (0.0198)
Year ended 11/30/1992...........................       1.00             0.0266            (0.0266)           (0.0266)
Period ended 11/30/1991*........................       1.00             0.0422            (0.0422)           (0.0422)
INVESTOR B SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00           $ 0.0154           $(0.0154)         $ (0.0154)
Period ended 03/31/1996(a)......................       1.00             0.0106            (0.0106)           (0.0106)
Year ended 11/30/1995...........................       1.00             0.0342            (0.0342)           (0.0342)
Period ended 11/30/1994*........................       1.00             0.0141            (0.0141)           (0.0141)
INVESTOR C SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00           $ 0.0157           $(0.0157)         $ (0.0157)
Period ended 03/31/1996(a)......................       1.00             0.0107            (0.0107)           (0.0107)
Year ended 11/30/1995...........................       1.00             0.0346            (0.0346)           (0.0346)
Period ended 11/30/1994*........................       1.00             0.0203            (0.0203)           (0.0203)
INVESTOR D SHARES
Six months ended 09/30/1996 (unaudited).........     $ 1.00           $ 0.0135           $(0.0135)         $ (0.0135)
Period ended 03/31/1996(a)......................       1.00             0.0090            (0.0090)           (0.0090)
Period ended 11/30/1995*........................       1.00             0.0243            (0.0243)           (0.0243)

---------------
* The Nations Tax Exempt Fund's Primary A, Primary B, Investor A, Investor B, Investor C and Investor D Shares commenced operations on March 14, 1988, June 16, 1994, April 5, 1991, May 17, 1994, March 7,
      1994 and February 10, 1995, respectively.
(+)   Annualized.
(++) Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(+++) Unaudited.
(a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      WITHOUT WAIVERS AND/OR
                                                                                      EXPENSE REIMBURSEMENTS
                                                                                  ------------------------------
         NET                                    RATIO OF          RATIO OF         RATIO OF
        ASSET                   NET ASSETS      OPERATING      NET INVESTMENT      OPERATING
        VALUE                     END OF       EXPENSES TO       INCOME TO        EXPENSES TO     NET INVESTMENT
        END OF      TOTAL         PERIOD       AVERAGE NET      AVERAGE NET       AVERAGE NET         INCOME
        PERIOD     RETURN+(+)   (IN 000'S)       ASSETS            ASSETS           ASSETS          PER SHARE
----------------------------------------------------------------------------------------------------------------
        $1.00        1.64%      $1,010,790         0.30%(+)         3.28%(+)          0.57%(+)       $ 0.0150
         1.00        1.12       1,078,764          0.30(+)          3.35(+)           0.58(+)          0.0103
         1.00        3.68         905,125          0.30             3.62              0.57             0.0335
         1.00        2.60         820,677          0.27             2.59              0.59             0.0226
         1.00        2.27         701,403          0.23             2.23              0.59             0.0187
         1.00        2.70(+++)    329,265          0.40             2.65              0.57             0.0250
         1.00        4.31(+++)    168,829          0.42             4.23              0.60             0.0404
         1.00        5.63(+++)    173,834          0.40             5.51              0.75             0.0515
         1.00        6.17(+++)    145,109          0.40             6.00              0.74             0.0566
         1.00        3.55(+++)    143,245          0.40(+)          4.97(+)          0.75(+)           0.0325
        $1.00        1.52%      $  15,852          0.55%(+)         3.03%(+)          0.82%(+)       $ 0.0138
         1.00        1.04           9,370          0.55(+)          3.10(+)           0.83(+)          0.0095
         1.00        3.39          11,666          0.55             3.37              0.82             0.0309
         1.00        1.17          18,207          0.52(+)          2.34(+)          0.84(+)           0.0102
        $1.00        1.52%      $ 131,948          0.55%(+)         3.03% (+)         0.82%(+)       $ 0.0138
         1.00        1.04         128,414          0.55(+)          3.10(+)           0.83(+)          0.0095
         1.00        3.40         126,207          0.55             3.37              0.82             0.0309
         1.00        2.36         151,714          0.52             2.34              0.84             0.0199
         1.00        2.00         119,552          0.48             1.98              0.84             0.0162
         1.00        2.68(+++)     80,158          0.55             2.50              0.72             0.0248
         1.00        4.30(+++)      1,690          0.42(+)          4.23(+)           0.60(+)          0.0404
        $1.00        1.57%      $ 180,924          0.50%(+)         3.08% (+)         0.77%(+)       $ 0.0140
         1.00        1.06         132,914          0.50(+)          3.15(+)           0.78(+)          0.0097
         1.00        3.47          86,374          0.50             3.42              0.77             0.0316
         1.00        1.43               3         0.47(+)           2.39(+)           0.79(+)          0.0118
        $1.00        1.58%      $  53,987          0.45%(+)         3.13%(+)          0.72%(+)       $ 0.0143
         1.00        1.07          66,743         0.45(+)           3.20(+)           0.73(+)          0.0098
         1.00        3.52          41,409          0.45             3.47              0.72             0.0320
         1.00        2.05          25,704          0.42(+)          2.44(+)           0.74(+)          0.0177
        $1.00        1.36%      $      13          0.80%(+)         2.78%(+)          1.07%(+)       $ 0.0121
         1.00        0.91               2          0.69(+)          2.96(+)          0.97(+)           0.0081
         1.00        2.61               2          0.45(+)          3.47(+)          0.72(+)           0.0225

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUND
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES.

Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") are registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as open-end investment companies. As of the date of this report, the Trust offers thirty-two separate portfolios and the Company offers five separate portfolios. Information presented in these financial statements pertains only to Nations Prime Fund, Nations Government Money Market Fund, Nations Treasury Fund and Nations Tax Exempt Fund (each a "Fund", and collectively, the "Funds"). The financial statements for the remaining funds of the Trust and the Company are presented under separate cover. The Funds currently offer six classes of shares:
Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Investor D Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class, and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: The portfolio securities of each Fund are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the fair market value of the instrument is not significant. Restricted securities and other assets are valued at fair market value under the supervision of the Board of Trustees or the Board of Directors.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its right. Unless permitted by the Securities and Exchange Commission, the Fund will not enter into repurchase agreements with its investment adviser, distributor or any of its affiliates. The Funds' investment adviser, acting under the supervision of the Board of Trustees or the Board of Directors, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements with institutions that the Funds' investment adviser has determined are credit worthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Schedule of Investments.

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

At September 30, 1996, the Nations Treasury Fund had reverse repurchase agreements outstanding as follows:

    Maturity Amount................................................................    $436,327,000
    Maturity Date..................................................................        07/01/97
    Market Value of Assets Sold Under Agreements...................................    $464,685,540

The average daily balance of reverse repurchase agreements outstanding during the six months ended September 30, 1996 was $407,440,803.

The proceeds received by the Nations Treasury Fund under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the six months ended September 30, 1996, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $348,803 and have been included in interest income in the Statements of Operations.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income, adjusted for amortization of market discounts and premiums on investments, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among classes based upon the relative net assets of each class of shares.

Dividends and Distributions to Shareholders: It is the policy of each Fund to declare dividends daily from net investment income and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains annually after the fiscal year in which earned or more frequently to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees or the Board of Directors in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Fund as a whole.

Federal Income Tax: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

Expenses: General expenses of the Trust or the Company are allocated to the relevant Funds based upon relative net assets. Operating expenses directly attributable to a Fund or class of shares are charged to such Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class of shares.

Cash Flow Information: Cash, as used in the Statement of Cash Flows, is the amount reported in the Statements of Assets and Liabilities and represents cash on hand at custodian banks. The Trust and the Company issue and redeem shares, invest in securities, and distribute dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

The Trust and the Company each have, on behalf of its Funds, entered into an investment advisory agreement, ("Investment Advisory Agreement") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A., ("NationsBank") pursuant to which NBAI provides investment advisory services to the Funds. Under the terms of these Investment Advisory Agreements, NBAI is entitled to receive an advisory fee from (i) Nations Government Money Market Fund and Nations Tax Exempt Fund equal to the annual rate of 0.40% of the average daily

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

net assets of such Funds and (ii) Nations Prime Fund and Nations Treasury Fund at the following annual rates of the combined average daily net assets of such Funds, as follows:

                                                                     FEES ON COMBINED     FEES ON COMBINED
                                                                       ASSETS UP TO       ASSETS EXCEEDING
                                                                       $250 MILLION         $250 MILLION
                                                                     ------------------------------------
    Nations Prime Fund.............................................       0.25%                0.20%
    Nations Treasury Fund..........................................       0.25%                0.20%

The Trust and the Company each have entered into sub-advisory agreements ("Sub-Advisory Agreements") with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank. Under the terms of these Sub-Advisory Agreements, TradeStreet is entitled to receive from NBAI a sub-advisory fee for each Fund at the annual rate of 0.055% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust and the Company pursuant to separate administration agreements ("Administration Agreements"). First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust and the Company pursuant to separate co-administration agreements ("Co-Administration Agreements"). Pursuant to the Administration and Co-Administration Agreements, the administrator and the co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the investment portfolios of the Trust and the Company and the investment portfolios of the Nations Fund Portfolios, Inc. (another registered investment company which is a part of the Nations Fund Family) on a combined basis. NationsBank, serves as the sub-administrator of the Trust and the Company pursuant to a sub-administration agreement ("Sub-Administration Agreement") with Stephens. For the six months ended September 30, 1996, Stephens earned $2,787,916 from the Funds for its administration services of which $426,852 was paid to NationsBank for its sub-administration services.

The investment adviser, sub-adviser, administrator and co-administrator may, from time to time, reduce their fees payable by each Fund (either voluntarily or pursuant to applicable state limitations). For the six months ended September 30, 1996, the investment adviser voluntarily waived the following fees:

                                                                                            FEES
                                                                                           WAIVED
                                                                                             BY
                                                                                          ADVISER
                                                                                         ----------
    Nations Prime Fund.................................................................  $1,525,800
    Nations Government Money Market Fund...............................................     643,684
    Nations Treasury Fund..............................................................     953,821
    Nations Tax Exempt Fund............................................................   1,936,581

NationsBank of Texas, N.A. ("NationsBank of Texas") acts as the custodian for the Funds and, for the six months ended September 30, 1996, earned $624,235 for providing such services. First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas also acts as the sub-transfer agent for the Primary Shares of the Funds and, for the six months ended September 30, 1996, earned approximately $11,586 for providing such services. Stephens also serves as distributor of the Funds' shares.

No officer, director or employee of NBAI, TradeStreet, Stephens, First Data or any affiliate thereof, receives any compensation from the Trust or the Company for serving as a trustee, director, officer or employee of the Trust or the Company ("Trustee or Director"). Both the Trust and the Company pay each Trustee or Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust and the Company also reimburse expenses incurred by each Trustee or Director in attending such meetings.

The Trust's and the Company's eligible Trustees or Directors, respectively, may participate in a non-qualified deferred compensation plan and retirement plan which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund. The expense for the deferred compensation plan is included in the "Trustees'/Directors' fees and expenses" line of the Statements of Operations.

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Trust and the Company each have adopted shareholder servicing plans ("Servicing Plans") for Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Investor D Shares of each Fund; and a distribution plan ("Distribution Plans") pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares, Investor B Shares and Investor D Shares of each Fund. The Servicing Plans permit the Funds to compensate servicing agents and selling agents that have entered into a servicing agreement with the Funds for services provided to their customers that own Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Investor D Shares, respectively. The Distribution Plans permit the Funds to compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor A Shares, Investor B Shares or Investor D Shares, respectively. Payments under the plans are accrued daily and paid monthly at a rate set from time to time by the Funds. Fees paid pursuant to the plans are charged as expenses of each Fund as accrued to Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Investor D Shares, respectively.

For the six months ended September 30, 1996, the effective rates paid by the Funds, as a percentage of average daily net assets, pursuant to the plans are as follows:

                       PRIMARY B   INVESTOR A    INVESTOR A    INVESTOR B    INVESTOR B    INVESTOR C   INVESTOR D    INVESTOR D
                       SERVICING   SERVICING    DISTRIBUTION   SERVICING    DISTRIBUTION   SERVICING    SERVICING    DISTRIBUTION
         FUND            PLAN         PLAN          PLAN          PLAN          PLAN          PLAN         PLAN          PLAN
 ------------------------------------------------------------------------------------------------------------------------------
Nations Prime Fund....  0.25%       0.25%         0.10%         0.25%          --           0.25%        0.25%         0.25%
Nations Government
  Money Market Fund...  0.25%       0.25%         0.10%         0.25%          --           0.25%        0.25%         0.25%
Nations Treasury
  Fund................  0.25%       0.25%         0.10%         0.25%          --           0.25%        0.25%         0.25%
Nations Tax Exempt
  Fund................  0.25%       0.25%          --           0.20%          --           0.15%        0.25%         0.25%

A substantial portion of the fees paid pursuant to the plans described above are paid to affiliates of NationsBank, and NBAI.

4.  SHARES OF BENEFICIAL INTEREST.

As of September 30, 1996, an unlimited number of shares without par value were authorized for the Trust and 270,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

5.  RESTRICTED SECURITIES.

The following securities are illiquid and restricted as to resale and, accordingly, are valued at fair market value in good faith by or under the direction of the Trust's Board of Trustees or the Company's Board of Directors, as applicable, taking into consideration such factors as the relevant Board deems appropriate.

The following table shows the acquisition date, the par value, value per unit, market value, the percentage of Nations Prime Fund's total net assets that each security comprises as well as the aggregate cost of each such security at September 30, 1996.

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                             VALUE                  PERCENTAGE
                                                 ACQUISITION                  PER       MARKET          OF         COST AT
                    SECURITY                        DATE        PAR VALUE    UNIT       VALUE       NET ASSETS     09/30/96
-----------------------------------------------------------------------------------------------------------------------------
Allstate Life Insurance Company:
  5.629% 12/29/96(#)............................   11/01/95    $25,000,000   $1.00   $ 25,000,000       0.6%     $ 25,000,000
  5.629% 12/29/96(#)............................   12/01/95     25,000,000    1.00     25,000,000       0.6        25,000,000
Anchor National Life Insurance Company,
  5.718% 12/29/96(#)............................   12/01/95     25,000,000    1.00     25,000,000       0.6        25,000,000
Commonwealth Life Insurance Company, Inc.:
  5.670% 03/29/97(#)............................   12/01/95     62,000,000    1.00     62,000,000       1.5        62,000,000
  5.670% 03/29/97(#)............................   02/02/96     10,000,000    1.00     10,000,000       0.2        10,000,000
Life Insurance Company of Georgia,
  5.700% 03/29/97(#)............................   01/01/96     60,000,000    1.00     60,000,000       1.4        60,000,000
Peoples Security Life Insurance Company,
  5.670% 03/29/97(#)............................   01/05/96     20,000,000    1.00     20,000,000       0.5        20,000,000
Sun Life Insurance Company of America,
  5.770% 03/29/97(#)............................   02/19/96     50,000,000    1.00     50,000,000       1.2        50,000,000
Travelers Life Insurance Company,
  5.119% 10/01/96(+++)..........................   02/01/96     25,000,000    1.00     25,000,000       0.6        25,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                     $302,000,000       7.2%     $302,000,000
-----------------------------------------------------------------------------------------------------------------------------

(#) Put Date

(+++) Reset Date

The following table shows the acquisition date, the par value, value per unit, market value, the percentage of Nations Treasury Fund's total net assets that the security comprises as well as the aggregate cost of each such security at September 30, 1996.

                                                                             VALUE                  PERCENTAGE
                                                ACQUISITION                   PER       MARKET          OF         COST AT
                   SECURITY                        DATE        PAR VALUE     UNIT       VALUE       NET ASSETS     09/30/96
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Inc.,
    5.270% 10/01/96............................   03/19/96    $100,000,000   $1.00   $100,000,000       4.2%     $100,000,000
Smith Barney,
    5.360% 10/03/96............................   09/13/96     100,000,000    1.00    100,000,000       4.2       100,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                     $200,000,000       8.4%     $200,000,000
-----------------------------------------------------------------------------------------------------------------------------

Certain securities may be sold only pursuant to certain legal restrictions, and may be difficult to sell. No Fund will invest more than 10% of the value of its net assets in securities that are illiquid.

The following securities of Nations Prime Fund are restricted to resale, however, they are considered liquid due to the put feature which allows the Fund to put the security back to the issuer at par value within seven calendar days notice.

NATIONS FUND

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

The following table shows the acquisition date, the par value, value per unit, market value, the percentage of Nations Prime Fund's total net assets that each security comprises as well as the aggregate cost of each such security at September 30, 1996.

                                                                             VALUE                  PERCENTAGE
                                                 ACQUISITION                  PER       MARKET          OF         COST AT
                    SECURITY                        DATE        PAR VALUE    UNIT       VALUE       NET ASSETS     09/30/96
-----------------------------------------------------------------------------------------------------------------------------
General American Life Insurance Company,
  5.610% 10/07/96(#)............................   02/01/96    $50,000,000   $1.00   $ 50,000,000       1.2%     $ 50,000,000
Life Insurance Company of Virginia:
  5.420% 10/07/96(#)............................   09/02/96     50,000,000    1.00     50,000,000       1.2        50,000,000
  5.469% 10/07/96(#)............................   02/01/96     25,000,000    1.00     25,000,000       0.6        25,000,000
  5.469% 10/07/96(#)............................   03/01/96     25,000,000    1.00     25,000,000       0.6        25,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                     $150,000,000       3.6%     $150,000,000
-----------------------------------------------------------------------------------------------------------------------------
(#)  Put Date

6.  CAPITAL LOSS CARRYFORWARD.

At March 31, 1996, the Funds had available for Federal income tax purposes the following unused capital losses:

                        LOSSES DEFERRED   LOSSES DEFERRED   LOSSES DEFERRED   LOSSES DEFERRED   LOSSES DEFERRED   LOSSES DEFERRED
                          EXPIRING IN       EXPIRING IN       EXPIRING IN       EXPIRING IN       EXPIRING IN       EXPIRING IN
                             1998              1999              2001              2002              2003              2004
                             ----------------------------------------------------------------------------------------------
Nations Prime Fund....     $ 216,957         $ 203,217               --                --                --           $24,136
Nations Government
  Money Market Fund...            --                --               --           $ 2,605           $58,645             1,658
Nations Treasury
  Fund................            --                --               --                --                --             6,459
Nations Tax Exempt
  Fund................            --                --          $23,264            16,054            29,615                --

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 1996, Nations Prime Fund and Nations Treasury Fund have elected to defer losses occurring between November 1, 1995 and March 31, 1996, under these rules, of $25,675 and $35,940, respectively.

7.  REORGANIZATION.

The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund, and any unrealized appreciation included in the Acquired Fund's total net assets at the acquisition date are as follows:

                                                     SHARES           VALUE OF         TOTAL NET
                                                     ISSUED         SHARES ISSUED      ASSETS OF      TOTAL NET ASSETS
  ACQUIRING        ACQUIRED       ACQUISITION     BY ACQUIRING      BY ACQUIRING       ACQUIRED         OF ACQUIRING
    FUND             FUND            DATE             FUND              FUND             FUND               FUND
----------------------------------------------------------------------------------------------------------------------
Nations Prime    Peachtree
Money Market     Prime Money
Fund             Market Fund         09/27/96       46,492,996       $ 46,492,996     $46,490,663      $ 4,147,941,938
Nations          Peachtree
Government       Government
Money Market     Money Market
Fund             Fund                09/27/96       31,480,400         31,480,400      31,477,446          364,861,596

               TOTAL NET ASSETS
                 OF ACQUIRING
  ACQUIRING       FUND AFTER
    FUND         ACQUISITION
------------------------------------------------
Nations Prime
Money Market
Fund            $ 4,194,432,601
Nations
Government
Money Market
Fund                396,339,042

                   THE NATIONS FUND FAMILY

                   EQUITY FUNDS
                   GROWTH
                   Nations Capital Growth Fund
                   Nations Disciplined Equity Fund
                   Nations Emerging Growth Fund
                   Nations Emerging Markets Fund
                   Nations Equity Index Fund
                   Nations International Equity Fund
                   Nations Managed Index Fund
                   Nations Pacific Growth Fund

                   GROWTH AND INCOME
                   Nations Balanced Assets Fund
                   Nations Equity Income Fund
                   Nations Value Fund

                   BOND FUNDS
                   INCOME
                   Nations Diversified Income Fund
                   Nations Global Government Income Fund
                   Nations Government Securities Fund
                   Nations Short-Intermediate Government Fund
                   Nations Short-Term Income Fund
                   Nations Strategic Fixed Income Fund

                   TAX-EXEMPT INCOME
                   Nations Florida Municipal Bond Fund
                   Nations Florida Intermediate Municipal Bond Fund Nations Georgia Municipal Bond Fund
                   Nations Georgia Intermediate Municipal Bond Fund Nations Maryland Municipal Bond Fund
                   Nations Maryland Intermediate Municipal Bond Fund Nations North Carolina Municipal Bond Fund
                   Nations North Carolina Intermediate Municipal Bond Fund Nations South Carolina Municipal Bond Fund
                   Nations South Carolina Intermediate Municipal Bond Fund Nations Tennessee Municipal Bond Fund
                   Nations Tennessee Intermediate Municipal Bond Fund Nations Texas Municipal Bond Fund
                   Nations Texas Intermediate Municipal Bond Fund
                   Nations Virginia Municipal Bond Fund
                   Nations Virginia Intermediate Municipal Bond Fund Nations Municipal Income Fund
                   Nations Intermediate Municipal Bond Fund
                   Nations Short-Term Municipal Income Fund

                   MONEY MARKET FUNDS
                   Nations Government Money Market Fund
                   Nations Prime Fund
                   Nations Tax Exempt Fund
                   Nations Treasury Fund

For more complete information, including charges and expenses, please contact your investment representative or Nations Fund at (800) 982-2271 for a current prospectus. Please read the prospectus carefully before you invest or send money.

NATIONS
FUND

P.O. Box 346021
Charlotte, NC 28234-4602
Toll Free 1-800-982-2271



                                                                /  BULK RATE   /
                                                                / U.S. POSTAGE /
                                                                /     PAID     /
                                                                /  BOSTON, MA  /
                                                                /  PERMIT NO.  /
                                                                /     54201    /


SARA IN-97818-996








This report is submitted for the general information of shareholders of Nations Fund. This material must be accompanied or preceded by a Nations Fund prospectus.